UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

Money Market Portfolio
Municipal Money Market Portfolio
New Jersey Municipal Money Market Portfolio
North Carolina Municipal Money Market Portfolio
Ohio Municipal Money Market Portfolio
Pennsylvania Municipal Money Market Portfolio
U.S. Treasury Money Market Portfolio
Virginia Municipal Money Market Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Funds, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2010

Date of reporting period: 09/30/2009

Item 1	–	Report to Stockholders

EQUITIES    FIXED INCOME    REAL ESTATE    LIQUIDITY    ALTERNATIVES    BLACKROCK SOLUTIONS

BlackRock FundsSM
SEMI-ANNUAL REPORT | SEPTEMBER 30, 2009 (UNAUDITED)

BlackRock Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Dear Shareholder

The past 12 months saw a seismic shift in market sentiment — from fear and pessimism during the worst economic decline and crisis of confidence in financial markets since The Great Depression, to exuberance and increasing optimism amid emerging signs of recovery. The period began on the heels of the infamous collapse of Lehman Brothers, which triggered an intensifying deterioration in global economic activity in the final months of 2008 and the early months of 2009 and resulted in massive government intervention (on a global scale) in the financial system and the economy. The tide turned dramatically in March 2009, however, on the back of new US government initiatives, as well as better-than-expected economic data and upside surprises in corporate earnings.

Not surprisingly, US equities endured extreme volatility in this environment — steep declines and heightened risk aversion in the early part of the reporting period gave way to an impressive seven-month rally that began in March. This rally has pushed all major indexes well into positive territory for 2009. Stocks did experience modest setbacks in June and then again in late September and early October, but the overall trajectory was up. The experience in international markets was similar to that in the United States. Prominent in the rally have been emerging markets, which were less affected by the global credit crunch and are experiencing faster economic growth rates when compared to the developed world.

In fixed income markets, the flight-to-safety premium in Treasury securities prevailed during the equity market downturn, but concerns about deficit spending, debt issuance, inflation and dollar weakness have kept Treasury yields range bound in recent months. At the same time, near-zero interest rates on risk-free assets, coupled with an improving macro environment, prompted many investors to reallocate money from cash investments into higher-yielding and riskier non-Treasury assets, bidding those prices higher. The high yield sector was the greatest beneficiary of this move, having decisively outpaced all other taxable asset classes since the start of 2009. Similarly, the municipal bond market is on pace for its best performance year ever in 2009, following one of its worst years in 2008. Investor demand remains strong while the Build America Bonds program has alleviated supply pressures, creating a highly favorable technical backdrop. Municipal bond mutual funds are seeing record inflows, reflecting the renewed investor interest in the asset class.

Total Returns as of September 30, 2009	6-month	12-month
US equities (S&P 500 Index)	34.02%	(6.91)%
Small cap US equities (Russell 2000 Index)	43.95	(9.55)
International equities (MSCI Europe, Australasia, Far East Index)	49.85	3.23
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index*)	(3.77)	7.66
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	5.59	10.56
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	9.38	14.85
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	40.25	22.51

*	Formerly a Merrill Lynch index.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment has visibly improved since the beginning of the year, but a great deal of uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit the most recent issue of our award-winning Shareholder® magazine at www.blackrock.com/shareholdermagazine. We thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Announcement to Shareholders

On June 16, 2009, BlackRock, Inc. announced that it received written notice from Barclays PLC (“Barclays”) in which Barclays’ Board of Directors had accepted BlackRock’s offer to acquire Barclays Global Investors (“BGI”). At a special meeting held on August 6, 2009, BlackRock’s proposed purchase of BGI was approved by an overwhelming majority of Barclays’ voting shareholders, an important step toward closing the transaction. The combination of BlackRock and BGI will bring together market leaders in active and index strategies to create the preeminent asset management firm. The transaction is scheduled to be completed in the fourth quarter of 2009, subject to important fund shareholder and regulatory approvals.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Portfolio Information as of September 30, 2009

Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Commercial Paper	39%
Certificates of Deposit	31
Corporate Notes	11
U.S. Government Sponsored Agency Obligations	11
U.S. Treasury Obligations	7
Municipal Bonds	3
Master Notes	2
Repurchase Agreements	—
Liabilities in Excess of Other Assets	(4)

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.03%	0.04%
Service	0.00%	0.01%
Hilliard Lyons	0.00%	0.01%
Investor A	0.00%	0.01%
Investor B	0.00%	0.01%
Investor C	0.00%	0.01%

U.S. Treasury Money Market Portfolio

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	53%
Repurchase Agreements	49
Liabilities in Excess of Other Assets	(2)

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.02%
Service	0.00%	0.02%
Investor A	0.00%	0.02%

Municipal Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	78%
Municipal Put Bonds	3
Municipal Bonds	16
Other Assets in Excess of Liabilities	3

Total	23%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.12%	0.12%
Service	0.03%	0.03%
Hilliard Lyons	0.05%	0.05%
Investor A	0.07%	0.07%

New Jersey Municipal Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	68%
Municipal Bonds	28
Commercial Paper	3
Other Assets in Excess of Liabilities	1

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.28%	0.28%
Service	0.13%	0.13%
Investor A	0.10%	0.10%

4	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Portfolio Information (concluded) as of September 30, 2009

North Carolina Municipal Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	89%
Municipal Bonds	5
Municipal Put Bonds	6

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.17%	0.17%
Service	0.13%	0.13%
Investor A	0.00%	0.00%

Ohio Municipal Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	76%
Municipal Bonds	23
Other Assets in Excess of Liabilities	1

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.39%	0.39%
Service	0.09%	0.09%
Investor A	0.12%	0.12%

Pennsylvania Municipal Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	92%
Municipal Put Bonds	1
Commercial Paper	4
Other Assets in Excess of Liabilities	3

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.09%	0.09%
Service	0.01%	0.01%
Investor A	0.06%	0.06%

Virginia Municipal Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	85%
Municipal Bonds	13
Other Assets in Excess of Liabilities	2

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.18%	0.18%
Service	0.09%	0.09%

Past performance is not indicative of future results.

The 7-Day SEC Yields shown above may differ from the 7-Day Yields shown due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	5

Disclosure of Expenses

Shareholders of each Portfolio may incur the following charges: (a) expenses related to transactions, including sales charges; and (b) operating expenses, including advisory fees, service and distribution fees including 12b-1 fees, and other Portfolio expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on April 1, 2009 and held through September 30, 2009) are intended to assist shareholders both in calculating expenses based on an investment in each Portfolio and in comparing these expenses with similar costs of investing in other mutual funds.

The tables below provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Portfolio and share class under the headings entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratios and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in each Portfolio and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical tables are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Money Market Portfolio

	Actual			Hypothetical[2]
	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,001.30	$2.21	$1,000.00	$1,022.86	$2.23
Service	$1,000.00	$1,000.30	$3.26	$1,000.00	$1,021.81	$3.29
Hilliard Lyons	$1,000.00	$1,000.20	$3.31	$1,000.00	$1,021.76	$3.35
Investor A	$1,000.00	$1,000.30	$3.26	$1,000.00	$1,021.81	$3.29
Investor B	$1,000.00	$1,000.20	$3.36	$1,000.00	$1,021.71	$3.40
Investor C	$1,000.00	$1,000.30	$3.31	$1,000.00	$1,021.76	$3.35

1	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.44% for Institutional, 0.65% for Service, 0.66% for Hilliard Lyons, 0.65% for Investor A, 0.67% for Investor B and 0.66% for Investor C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

U.S. Treasury Money Market Portfolio

	Actual			Hypothetical[2]
	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,000.00	$1.25	$1,000.00	$1,023.82	$1.27
Service	$1,000.00	$1,000.00	$1.25	$1,000.00	$1,023.82	$1.27
Investor A	$1,000.00	$1,000.00	$1.25	$1,000.00	$1,023.82	$1.27

1	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.25% for Institutional, 0.25% for Service and 0.25% for Investor A), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

Municipal Money Market Portfolio

	Actual			Hypothetical[2]
	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,001.00	$2.21	$1,000.00	$1,022.86	$2.23
Service	$1,000.00	$1,000.20	$2.96	$1,000.00	$1,022.11	$2.99
Hilliard Lyons	$1,000.00	$1,000.70	$2.51	$1,000.00	$1,022.56	$2.54
Investor A	$1,000.00	$1,000.30	$2.91	$1,000.00	$1,022.16	$2.94

1	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.44% for Institutional, 0.59% for Service, 0.50% for Hilliard Lyons and 0.58 for Investor A), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

6	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Disclosure of Expenses (concluded)

New Jersey Municipal Money Market Portfolio

	Actual			Hypothetical[2]
	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,001.80	$2.06	$1,000.00	$1,023.01	$2.08
Service	$1,000.00	$1,000.50	$3.41	$1,000.00	$1,021.66	$3.45
Investor A	$1,000.00	$1,000.50	$3.36	$1,000.00	$1,021.71	$3.40

1	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.41% for Institutional, 0.68% for Service and 0.67% for Investor A), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

North Carolina Municipal Money Market Portfolio

	Actual			Hypothetical[2]
	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,000.70	$1.60	$1,000.00	$1,023.46	$1.62
Service	$1,000.00	$1,000.30	$2.01	$1,000.00	$1,023.06	$2.03
Investor A	$1,000.00	$1,000.10	$2.26	$1,000.00	$1,022.81	$2.28

1	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.32% for Institutional, 0.40% for Service and 0.45% for Investor A), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

Ohio Municipal Money Market Portfolio

	Actual			Hypothetical[2]
	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,002.40	$2.06	$1,000.00	$1,023.01	$2.08
Service	$1,000.00	$1,000.90	$3.51	$1,000.00	$1,021.56	$3.55
Investor A	$1,000.00	$1,001.00	$3.41	$1,000.00	$1,021.66	$3.45

1	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.41% for Institutional, 0.70% for Service and 0.68% for Investor A), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

Pennsylvania Municipal Money Market Portfolio

	Actual			Hypothetical[2]
	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,000.60	$2.16	$1,000.00	$1,022.91	$2.18
Service	$1,000.00	$1,000.00	$2.76	$1,000.00	$1,022.31	$2.79
Investor A	$1,000.00	$1,000.10	$2.66	$1,000.00	$1,022.41	$2.69

1	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.43% for Institutional, 0.55% for Service and 0.53% for Investor A), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

Virginia Municipal Money Market Portfolio

	Actual			Hypothetical[2]
	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,000.90	$1.61	$1,000.00	$1,023.46	$1.62
Service	$1,000.00	$1,000.10	$2.46	$1,000.00	$1,022.61	$2.48

1	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.32% for Institutional and 0.49% for Service), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	7

Schedule of Investments September 30, 2009 (Unaudited)	Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Euro — 0.9%
Credit Agricole S.A.,
0.61%, 12/29/09	$12,000	$12,000,000

Yankee — 30.5%(a)
Abbey National Treasury Services Plc, Connecticut,
0.76%, 7/20/10(b)	11,735	11,735,000
Banco Bilbao Vizcaya Argentaria S.A., New York:
1.07%, 10/29/09	15,000	15,000,116
0.26%, 12/03/09	15,700	15,700,137
0.53%, 12/30/09	12,000	12,000,149
0.28%, 1/25/10	10,000	10,000,161
Bank of Montreal, Chicago:
0.32%, 10/14/09	13,000	13,000,047
0.26%, 1/25/10	13,000	13,000,000
Bank of Nova Scotia, Houston,
0.30%, 4/01/10	10,000	10,000,000
Barclays Bank Plc, New York:
0.33%, 11/09/09	15,000	15,000,000
0.65%, 2/26/10	15,000	15,000,000
0.57%, 3/24/10	15,000	15,000,000
BNP Paribas, New York:
0.65%, 11/20/09	15,000	15,000,000
0.55%, 12/04/09	10,800	10,800,000
0.47%, 1/08/10	10,000	10,000,000
0.45%, 1/19/10	15,200	15,200,000
Dexia Credit Local, New York - GTD,
0.51%, 10/19/09(c)	21,000	21,000,000
DNB NOR Bank ASA, New York,
0.67%, 12/10/09	10,000	10,000,000
Intesa San Paolo SpA, New York:
0.52%, 10/20/09	5,000	5,000,000
0.56%, 12/16/09	12,000	12,000,000
Lloyds TSB Bank Plc, New York:
0.44%, 10/23/09	24,000	24,000,000
0.42%, 11/04/09	20,000	20,000,000
Rabobank Nederland N.V., New York,
0.29%, 6/25/10(b)	12,000	12,000,000
Royal Bank of Scotland Plc, Connecticut:
0.35%, 12/04/09	12,000	12,000,000
0.32%, 12/21/09	12,000	12,000,000
0.30%, 12/30/09	15,000	15,000,000
Royal Bank of Scotland Plc, New York,
0.50%, 10/13/09	14,000	14,000,000
Societe Generale, New York:
0.80%, 11/06/09	12,000	12,000,000
0.44%, 1/11/10	15,500	15,500,000
Svenska Handelsbanken AB, New York,
0.62%, 11/30/09	10,000	10,000,083
UBS A.G., Stamford:
0.57%, 11/03/09	12,000	12,000,000
0.36%, 1/06/10	12,000	12,000,000
0.35%, 1/15/10	12,000	12,000,000

		426,935,693

Total Certificates of Deposit — 31.4%		438,935,693

Commercial Paper(d)
Antalis US Funding Corp.:
0.30%, 10/13/09	15,000	14,998,500
0.42%, 10/13/09	10,000	9,998,600
ANZ National International Ltd., London,
0.32%, 1/25/10	12,000	11,987,627
Atlantis One Funding Corp.:
0.31%, 11/02/09	15,000	14,995,867
0.28%, 11/12/09	15,000	14,995,100
0.26%, 12/09/09	14,000	13,993,023
Banco Bilbao Vizcaya Argentaria S.A., London,
1.00%, 11/13/09	18,500	18,477,903
Barton Capital Corp.:
0.34%, 10/05/09	12,000	11,999,547
0.32%, 10/16/09	13,000	12,998,267
0.30%, 10/19/09	15,000	14,997,750
Cancara Asset Securitisation LLC:
0.26%, 10/23/09	13,000	12,997,934
0.32%, 10/26/09	10,000	9,997,778
Chariot Funding LLC:
0.30%, 10/07/09	20,000	19,999,000
0.22%, 11/16/09	15,000	14,995,783
Citigroup Funding, Inc.,
0.40%, 10/01/09	15,776	15,776,000
Clipper Receivables Co. LLC,
0.22%, 10/01/09	14,000	14,000,000
Danske Corp. - GTD:
0.76%, 11/02/09	12,000	11,991,947
0.25%, 12/01/09	15,000	14,993,646
DNB NOR Bank ASA:
0.25%, 12/30/09	15,000	14,990,625
0.44%, 1/15/10	13,000	12,983,158
ING US Funding LLC,
0.31%, 10/20/09	13,000	12,997,873
Mont Blanc Capital Corp.,
0.27%, 12/14/09	10,000	9,994,450
Nieuw Amsterdam Receivables Corp.:
0.40%, 10/08/09	10,000	9,999,222
0.23%, 10/15/09	14,000	13,998,748
0.32%, 11/17/09	17,500	17,492,689
Nordea North America, Inc.,
0.24%, 12/17/09	15,000	14,992,300

Portfolio Abbreviations Applicable to All Portfolios

To simplify the listings of portfolio holdings in the Schedules of Investments, the name and description of many securities have been abbreviated according to the following list.	AMT	Alternative Minimum Tax (subject to)	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
	BAN	Bond Anticipation Notes	PCRB	Pollution Control Revenue Bonds
	COP	Certificates of Participation	PUTTERS	Putable Tax-Exempt Receipts
	FSA	Financial Security Assurance Inc.	RAN	Revenue Anticipation Notes
	GO	General Obligation Bonds	RB	Revenue Bonds
	GTD	Guaranty	ROCS	Reset Option Certificates
	HFA	Housing Finance Agency	SBPA	Stand-by Bond Purchase Agreement
	IDA IDRB	Industrial Development Authority Industrial Development Revenue	SPEARS	Short Puttable Exempt Adjustable Receipts
	ISD	Bonds Independent School District	TAN TECP	Tax Anticipation Notes Tax-Exempt Commercial Paper
	LOC	Letter of Credit	TRAN	Tax Revenue Anticipation Notes
	MB	Municipal Bonds	VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

8	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Schedule of Investments (continued)	Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper(d)
NRW.Bank,
0.31%, 12/17/09	$15,000	$14,990,054
Rabobank USA Financial Corp.,
0.39%, 1/14/10	16,000	15,981,800
Santander Central Hispano Finance Delaware, Inc.,
0.75%, 12/09/09	12,000	11,982,750
Scaldis Capital LLC,
0.28%, 11/13/09	10,500	10,496,488
Societe Generale North America, Inc.:
0.55%, 10/30/09	15,000	14,993,354
0.73%, 11/06/09	10,000	9,992,700
0.30%, 11/16/09	10,000	9,996,167
Solitaire Funding LLC:
0.28%, 11/24/09	13,000	12,994,540
0.28%, 11/23/09	15,000	14,993,817
Starbird Funding Corp.:
0.21%, 10/27/09	12,911	12,909,042
0.27%, 11/17/09	10,360	10,356,348
Straight-A Funding LLC,
0.23%, 12/09/09	15,000	14,993,387
Surrey Funding Corp.,
0.23%, 10/27/09	12,000	11,998,006
UBS Finance Delaware LLC,
0.57%, 10/20/09	12,000	11,996,390

Total Commercial Paper — 38.7%		540,318,180

Corporate Notes
Bank of Montreal, Chicago,
0.80%, 10/05/09(b)(e)	14,550	14,550,000
HSBC (USA), Inc.,
0.93%, 10/15/09(b)	2,580	2,580,000
KBC Bank N.V., New York,
0.54%, 11/02/09(c)	9,570	9,570,000
Nordea Bank AB,
0.87%, 10/23/09(b)(e)	10,250	10,250,000
Procter & Gamble International Funding SCA,
0.48%, 5/07/10(b)	41,000	41,000,000
Rabobank Nederland N.V.,
0.26%, 1/07/10(c)(e)	18,700	18,700,000
Transamerica Life Insurance Co.,
0.75%, 10/02/09(b)(f)	60,000	60,000,000

Total Corporate Notes — 11.2%		156,650,000

Master Notes(c) — 2.2%
Banc of America Securities LLC,
0.25%, 10/01/09	30,250	30,250,000

Municipal Bonds(c)
Metropolitan Transportation Authority RB Series 2002D-1 VRDN (FSA Insurance, Westdeutsche Landesbank SBPA),
0.35%, 10/07/09	6,950	6,950,000
Park Village Assisted Living LLC (Bank One N.A. LOC),
1.04%, 10/07/09	6,325	6,325,000
Savannah College Georgia RB (Art & Design Project) Series 2004 VRDN (Bank of America N.A. LOC),
0.40%, 10/07/09	6,000	6,000,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (Bank One N.A. LOC),
0.32%, 10/07/09	14,800	14,800,000

Total Municipal Bonds — 2.4%		34,075,000

U.S. Government Sponsored Agency Obligations(b)
Fannie Mae Variable Rate Notes,
0.42%, 8/05/10	10,075	10,071,903
Federal Home Loan Bank Variable Rate Notes
0.67%, 2/05/10	10,610	10,610,000
0.76%, 2/26/10	11,130	11,130,000
0.39%, 7/09/10	18,290	18,287,173
0.50%, 10/08/10	12,000	11,996,318
Freddie Mac Variable Rate Notes
0.41%, 7/14/10	11,000	10,996,991
0.39%, 8/24/10	8,680	8,680,335
0.31%, 2/14/11	42,190	42,180,907
0.35%, 5/05/11	25,000	24,987,989

Total U.S. Government Sponsored Agency Obligations — 10.6%		148,941,616

U.S. Treasury Obligations(d)
U.S. Treasury Bills
0.63%, 11/19/09	10,000	9,991,459
0.19%, 3/25/10	15,000	14,986,510
0.55%, 7/01/10	16,000	15,933,873
0.31%, 7/15/10	28,000	27,931,043
0.39%, 7/15/10	29,300	29,210,069
0.47%, 7/29/10	3,500	3,486,246

Total U.S. Treasury Obligations — 7.3%		101,539,200

Repurchase Agreements — 0.1%
Barclays Capital, Inc.,
0.02%, 10/01/09	1,455	1,455,000
(Purchased on 9/30/09 to be repurchased at $1,455,001, collateralized by U.S. Treasury Bill due 10/15/09)

Total Investments (Cost — $1,452,164,689*) — 103.9%		1,452,164,689
Liabilities in Excess of Other Assets — (3.9)%		(54,740,164)

Net Assets — 100.0%		$1,397,424,525

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Restricted security as to resale, representing 4.3% of net assets, was as follows:

Issue	Acquisition Date	Cost	Value
Transamerica Life Insurance Co., 0.75%, 10/02/09	6/25/04	$60,000,000	$60,000,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	9

Schedule of Investments (concluded)	Money Market Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$1,452,164,689
Level 3	—

Total	$1,452,164,689

1	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Schedule of Investments September 30, 2009 (Unaudited)	U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations(a)
U.S. Treasury Bills
0.20%, 10/01/09	$9,000	$9,000,000
0.42%, 10/01/09	20,000	20,000,000
0.41%, 10/08/09	15,000	14,998,819
0.19%, 10/22/09	15,000	14,998,338
0.33%, 10/22/09	25,000	24,995,188
0.18%, 11/05/09	20,000	19,996,500
0.31%, 11/12/09	15,000	14,994,660
0.63%, 11/19/09	6,250	6,244,641
0.71%, 12/17/09	6,000	5,990,953
0.29%, 1/07/10	25,000	24,980,604
0.29%, 1/21/10	15,000	14,986,700
0.28%, 1/28/10	5,000	4,995,455
0.27%, 2/18/10	5,000	4,994,750
0.24%, 3/04/10	6,000	5,993,853
0.21%, 4/01/10	9,000	8,990,673
0.45%, 6/03/10	5,000	4,984,858
0.45%, 6/17/10	6,000	5,980,791
0.53%, 7/01/10	8,000	7,968,150
0.39%, 7/15/10	9,000	8,972,376
0.41%, 9/23/10	5,000	4,979,919

Total U.S. Treasury Obligations — 53.2%		229,047,228

Repurchase Agreements
Barclays Capital, Inc.,
0.13%, 10/07/09	45,000	45,000,000
(Purchased on 9/23/09 to be repurchased at $45,002,275, collateralized by U.S. Treasury Inflation Indexed Securities and U.S. Treasury Notes 3.88% to 4.00% due from 8/15/18 to 4/14/19)
Deutsche Bank Securities Inc.,
0.04%, 10/01/09	50,000	50,000,000
(Purchased on 9/30/09 to be repurchased at $50,000,056, collateralized by U.S. Treasury Inflation Indexed Securities 0.88% to 2.00% due from 4/15/10 to 1/15/28)
HSBC Securities (USA) Inc.,
0.03%, 10/01/09	30,000	30,000,000
(Purchased on 9/30/09 to be repurchased at $30,000,025, collateralized by U.S. Treasury Strips 0.00% due from 2/15/19 to 11/15/34)
JPMorgan Securities Inc.,
0.03%, 10/01/09	30,000	30,000,000
(Purchased on 9/30/09 to be repurchased at $30,000,025, collateralized by U.S. Treasury Bonds 4.50% due 5/15/38)
RBS Securities Inc.,
0.05%, 10/01/09	39,837	39,837,000
(Purchased on 9/30/09 to be repurchased at $39,837,055, collateralized by U.S. Treasury Notes 2.38% due 9/30/14)
RBS Securities Inc.,
0.21%, 11/05/09	15,000	15,000,000
(Purchased on 8/06/09 to be repurchased at $15,007,963, collateralized by U.S. Treasury Notes 2.38% due 9/30/14)

Total Repurchase Agreements — 48.8%		209,837,000

Total Investments (Cost — $438,884,228*) — 102.0%		438,884,228
Liabilities in Excess of Other Assets — (2.0)%		(8,638,016)

Net Assets — 100.0%		$430,246,212

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$438,884,228
Level 3	—

Total	$438,884,228

1	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	11

Schedule of Investments September 30, 2009 (Unaudited)	Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 1.9%
Southeast Alabama Gas District RB (Supply Project) Series 2007A VRDN (Societe Generale SBPA),
0.30%, 10/01/09(a)	$4,900	$4,900,000

Arizona — 3.4%
Ak-Chin Indian Community RB Series 2008 VRDN (Bank of America N.A. LOC),
0.37%, 10/07/09(a)	1,000	1,000,000
Arizona Transportation Board RB (Maricopa County Regional Area Road Fund Project) Series 2009 MB,
3.00%, 7/01/10	1,000	1,019,290
Mesa GO Series 2009 MB,
4.00%, 7/01/10	1,800	1,845,019
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC),
0.37%, 10/07/09(a)	5,000	5,000,000

		8,864,309

Arkansas — 0.8%
Little Rock Residential Housing & Public Facilities Board Capital Improvement RB (Park Systems Project) Series 2001 VRDN (Bank of America N.A. LOC),
0.50%, 10/07/09(a)	1,705	1,705,000
University of Arkansas RB (UALR Campus Project) Series 2009 MB,
2.00%, 10/01/10	500	505,615

		2,210,615

California — 4.6%
California Communities Note Program RB Series 2009 TRAN,
2.00%, 6/30/10	1,300	1,311,038
California GO Series 2003A-3 VRDN (WestLB A.G. LOC, JPMorgan Chase Bank LOC),
0.28%, 10/01/09(a)	1,700	1,700,000
California School Cash Reserve Program Authority RB Series 2009-10A TRAN,
2.50%, 7/01/10	3,000	3,042,360
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.47%, 10/07/09(a)(b)	3,000	3,000,000
Los Angeles GO Series 2009 TRAN,
2.50%, 6/30/10	2,000	2,025,123
San Francisco City & County Airports Commission RB Series 2009A MB,
0.75%, 9/15/10	1,000	1,000,000

		12,078,521

Colorado — 6.5%
Colorado Educational & Cultural Facilities Authority RB (Parker & Denver High Schools Project) Series 2006 VRDN (Bank of America N.A. LOC),
0.40%, 10/01/09(a)	10,450	10,450,000
Colorado HFA RB Series 2003B-3 AMT VRDN (Federal Home Loan Bank SBPA),
0.38%, 10/07/09(a)	5,000	5,000,000
Southglenn Metropolitan District RB Series 2007 VRDN (BNP Paribas LOC),
0.40%, 10/07/09(a)	1,500	1,500,000

		16,950,000

Connecticut — 0.7%
Connecticut Health & Educational Facility Authority RB (Greenwich Hospital Project) Series 2008C VRDN (Bank of America N.A. LOC),
0.30%, 10/07/09(a)	1,900	1,900,000

District of Columbia — 4.4%
District of Columbia GO Series 2002D VRDN (Dexia Credit Local LOC),
0.40%, 10/07/09(a)	11,500	11,500,000

Florida — 14.5%
Escambia County Solid Waste Disposal RB (Gulf Power Co. Project) Series 2009 MB,
1.75%, 4/21/10(a)	1,500	1,500,000
Florida Housing Finance Corp. RB (Boynton Bay Apartments Project) Series 2007 AMT VRDN (Citibank N.A. LOC),
0.50%, 10/07/09(a)	4,390	4,390,000
Florida Housing Finance Corp. RB (Wexford Apartments Project) Series 2003P AMT VRDN (Citibank N.A. LOC),
0.37%, 10/07/09(a)	3,000	3,000,000
Florida Hurricane Catastrophe Fund RB Series 2008 ROC-RR-II-R-11549 VRDN (Citibank N.A. Liquidity Facility),
0.36%, 10/07/09(a)(b)	2,390	2,390,000
Florida Municipal Power Agency RB (All Requirements Supply Project) Series 2008C VRDN (Bank of America N.A. LOC),
0.30%, 10/01/09(a)	1,100	1,100,000
Highlands County Health Facilities Authority RB (Adventist Health Systems Project) Series 2007A-1 VRDN,
0.35%, 10/07/09(a)	3,500	3,500,000
Highlands County Health Facilities Authority RB (Adventist Health Systems Project) Series 2007A-2 VRDN (Adventist Health Guaranty),
0.28%, 10/07/09(a)	3,700	3,700,000
Miami Health Facilities Authority RB (Catholic Health East Systems Project) Series 2009 VRDN (Bank of New York LOC),
0.20%, 10/07/09(a)	4,200	4,200,000
Palm Beach County RB (Morse Obligation Group Project) Series 2003 VRDN (TD Bank N.A. LOC),
0.33%, 10/07/09(a)	800	800,000
Palm Beach County RB (Pine Crest Preparatory Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.37%, 10/07/09(a)	9,000	9,000,000
Pasco County School Board COP Series 2008C VRDN (Bank of America N.A. LOC),
0.35%, 10/07/09(a)	2,200	2,200,000
Wauchula IDRB (Hardee County Center Project) Series 1993 VRDN (JPMorgan Chase Bank LOC),
0.40%, 10/07/09(a)	2,275	2,275,000

		38,055,000

Georgia — 0.6%
Monroe County Development Authority RB (Georgia Power Co. Plant Scherer Project) Series 2008 MB,
1.95%, 12/10/09	1,500	1,500,000

Illinois — 5.4%
Illinois Finance Authority RB (Evanston Northwestern Healthcare Corp. Project) Series 2001B VRDN (JPMorgan Chase Bank SBPA),
0.30%, 10/01/09(a)	3,600	3,600,000
Illinois Finance Authority RB (Evanston Northwestern Healthcare Corp. Project) Series 2001C VRDN (JPMorgan Chase Bank SBPA),
0.30%, 10/01/09(a)	4,300	4,300,000
Illinois GO Series 2003B VRDN (DEPFA Bank Plc SBPA),
3.00%, 10/07/09(a)	5,200	5,200,000
Quad Cities Regional Economic Development Authority RB (Whitey’s Ice Cream Manufacturing Project) Series 1995 AMT VRDN (Bank One N.A. LOC),
3.05%, 10/07/09(a)	150	150,000
Regional Transit Authority RB Series 2005-B1 VRDN (RTA Guaranty),
0.80%, 10/07/09(a)	1,000	1,000,000

		14,250,000

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Schedule of Investments (continued)	Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Iowa — 0.5%
Iowa Finance Authority Senior Revenue Anticipation Notes (Iowa School Project) Series 2009A RAN,
2.50%, 6/23/10	$350	$354,926
Urbandale IDRB (Meredith Drive Assoc. Project) Series 1985 VRDN (Wells Fargo Bank N.A. LOC),
0.43%, 10/07/09(a)	1,000	1,000,000

		1,354,926

Kansas — 0.2%
Wichita GO Series 2009 TAN,
0.75%, 8/19/10	500	500,655

Maryland — 2.5%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC),
0.40%, 10/07/09(a)	1,255	1,255,000
Maryland Community Development Administration Department of Housing & Community Development RB (Residential Project) Series 2003C AMT VRDN (State Street Bank & Trust Co. SBPA),
0.39%, 10/07/09(a)	4,200	4,200,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999B VRDN (Manufacturers and Traders Trust Co. LOC),
0.40%, 10/07/09(a)	1,125	1,125,000

		6,580,000

Michigan — 1.5%
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2008B-1 VRDN,
0.30%, 10/07/09(a)	900	900,000
Michigan Housing Development Authority Multi-Family Housing RB (Berrien Woods III Project) Series 2000A AMT VRDN (Citibank N.A. LOC),
0.37%, 10/07/09(a)	300	300,000
Michigan State University RB Series 1998A-2 VRDN (Northern Trust Co. SBPA),
0.22%, 10/07/09(a)	1,800	1,800,000
Michigan Strategic Fund Ltd. Obligation RB (Continental Carbonic Products, Inc. Project) Series 2007 AMT VRDN (JPMorgan Chase Bank LOC),
0.45%, 10/01/09(a)	1,000	1,000,000

		4,000,000

Missouri — 1.2%
Missouri State Health & Educational Facilities Authority RB (St. Louis University Project) Series 2003A VRDN (U.S. Bank N.A. SBPA),
0.27%, 10/01/09(a)	1,275	1,275,000
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC),
0.52%, 10/07/09(a)	1,745	1,745,000

		3,020,000

Nebraska — 1.3%
Scotts Bluff County Hospital Authority No. 1 RB (Regional West Medical Center Project) Series 2005 VRDN (KeyBank N.A. LOC),
1.33%, 10/07/09(a)	3,500	3,500,000

Nevada — 1.2%
Clark County Airport System Subordinate Lien RB Series 2009A RAN,
2.50%, 7/15/10	3,000	3,038,665

New Hampshire — 0.0%
New Hampshire Business Finance Authority RB (Littleton Regional Hospital Project) Series 2007 VRDN (TD Banknorth N.A. LOC),
0.34%, 10/01/09(a)	20	20,000

New Jersey — 4.2%
New Jersey Economic Development Authority RB (Presbyterian Homes Project) Series 2006 VRDN (TD Bank N.A. LOC),
0.32%, 10/07/09(a)	3,300	3,300,000
New Jersey Economic Development Authority RB Series 2009A RAN,
2.50%, 6/18/10	2,500	2,535,616
New Jersey GO Series 2009 TRAN,
2.50%, 6/24/10	4,000	4,057,308
Readington Township GO Series 2009 BAN,
1.50%, 2/04/10	1,000	1,002,603

		10,895,527

New Mexico — 1.1%
New Mexico Mortgage Finance Authority Single Family Mortgage RB Series 2009 AMT DN (Federal Home Loan Bank Insurance),
1.03%, 1/12/10(a)	3,000	3,000,000

New York — 6.9%
Erie County Fiscal Stability Authority RB Series 2009A BAN,
2.00%, 5/19/10	2,500	2,517,171
Guilderland Central School District GO Series 2009 BAN (State Aid Withholding Insurance),
1.50%, 6/18/10	1,000	1,005,300
Hyde Park Central School District GO Series 2009 BAN (State Aid Withholding Insurance),
1.50%, 6/25/10	690	690,106
New York City IDA Civic Facilities RB (Touro College Project) Series 2007 VRDN (JPMorgan Chase Bank LOC),
0.27%, 10/07/09(a)	855	855,000
New York Housing Finance Agency RB (Worth Street Housing Project) Series 2002 AMT VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Facility),
0.25%, 10/07/09(a)	1,100	1,100,000
New York Local Government Assistance Corp. RB Series 1993A VRDN (Bayerische Landesbank Girozentrale LOC, West Deutsche Landesbank LOC),
0.30%, 10/07/09(a)	2,600	2,600,000
Rockland County IDRB (Northern River Assisted Living Project) Series 1999 VRDN (Manufacturers and Traders Trust Co. LOC),
0.50%, 10/07/09(a)	1,065	1,065,000
Triborough Bridge & Tunnel Authority RB Series 2003B VRDN (GO of Authority Insurance, Dexia Credit Local SBPA),
0.30%, 10/07/09(a)	8,200	8,200,000

		18,032,577

North Carolina — 3.7%
Fayetteville GO Series 2009 MB,
3.00%, 3/01/10	290	292,537
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 VRDN (Branch Banking & Trust Co. LOC),
0.34%, 10/07/09(a)	1,475	1,475,000
North Carolina Medical Care Commission Health Care Facilities RB Series 2007 ROC-RR-II-R-10313 VRDN (Citigroup Financial Products Liquidity Facility),
0.36%, 10/07/09(a)(b)	4,300	4,300,000
North Carolina Ports Authority RB Series 2008 VRDN (Branch Banking & Trust Co. LOC),
0.34%, 10/07/09(a)	3,700	3,700,000

		9,767,537

Ohio — 2.5%
American Municipal Power, Inc. GO (Bowling Green Project) Series 2008 BAN,
3.00%, 11/24/09	500	500,292
Cuyahoga County GO Series 2008 BAN,
2.50%, 12/23/09	3,000	3,009,783
Deerfield GO Series 2008 BAN,
2.15%, 11/17/09	1,300	1,300,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	13

Schedule of Investments (continued)	Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (concluded)
Lancaster Port Authority Gas RB Series 2008 VRDN (Royal Bank of Canada SBPA),
0.40%, 10/07/09(a)	$700	$700,000
Summit County Civic Facility RB (Akron Area Electric Junction Project) Series 2001 VRDN (KeyBank N.A. LOC),
1.60%, 10/07/09(a)	1,085	1,085,000

		6,595,075

Oklahoma — 0.4%
Oklahoma Development Finance Authority GO (ConocoPhillips Co. Project) Series 2003 AMT VRDN,
0.37%, 10/07/09(a)	1,000	1,000,000

Oregon — 1.5%
Clackamas County Hospital Facility Authority RB (Legacy Health System Project) Series 2008A VRDN (U.S. Bank N.A. LOC),
0.24%, 10/07/09(a)	4,000	4,000,000

Pennsylvania — 5.3%
Berks County IDRB (Zenith Properties LP Project) Series 2006 VRDN (Wachovia Bank N.A. LOC),
0.69%, 10/07/09(a)	6,015	6,015,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN,
0.45%, 10/07/09(a)	2,500	2,500,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-2 VRDN (Dexia Credit Local LOC),
0.45%, 10/07/09(a)	4,885	4,885,000
Upper Merion General Authority Lease RB Series 2003 VRDN (TD Bank N.A. LOC),
0.35%, 10/07/09(a)	430	430,000

		13,830,000

South Carolina — 0.6%
Greenwood County Exempt Facility IDRB (FUJIFILM Photo Project) Series 2004 AMT VRDN (FUJIFILM Corp. Guaranty),
0.44%, 10/07/09(a)	1,500	1,500,000

Tennessee — 4.3%
Memphis GO Series 2009 BAN,
2.00%, 5/18/10	1,000	1,009,173
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Project) Series 2001 VRDN,
0.55%, 10/07/09(a)	1,275	1,275,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC),
0.37%, 10/07/09(a)	1,135	1,135,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.30%, 10/01/09(a)	1,000	1,000,000
Shelby County Health Educational & Housing Facilities Board RB (Arbors of Germantown Project) Series 1994 VRDN (Wachovia Bank N.A. LOC),
0.30%, 10/07/09(a)	7,000	7,000,000

		11,419,173

Texas — 6.5%
Dallas Waterworks & Sewer System RB Series 1999 MB,
5.50%, 10/01/09	500	500,000
Harris County RB (Toll Road Project) Series 2009B-2 MB,
2.00%, 10/07/09	1,000	1,013,067
Houston ISD GO (Schoolhouse Project) Series 2004 VRDN (PSF-GTD Insurance, Bank of America N.A. SBPA),
0.35%, 10/07/09(a)	2,765	2,765,000
Houston Water & Sewer System RB Municipal Trust Receipts Floaters Series 2007-2043 VRDN (Branch Banking & Trust Co. Liquidity Facility),
0.30%, 10/07/09(a)(b)	1,320	1,320,000
Red River Education Finance RB (Texas Christian University Project) Series 2000 VRDN,
0.23%, 10/07/09(a)	1,300	1,300,000
Texas RB Series 2009 TRAN,
2.50%, 8/31/10	10,000	10,185,655

		17,083,722

Utah — 2.0%
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.35%, 10/07/09(a)(b)	5,250	5,250,000

Virginia — 1.8%
Alexandria IDRB (American Correctional Assoc. Project) Series 2006 VRDN (Bank of America N.A. LOC),
0.37%, 10/07/09(a)	2,750	2,750,000
Capital Beltway Funding Corp. RB (Senior Lien-I-495 Hot Lanes Project) Series 2008D AMT VRDN (Bank of Nova Scotia LOC),
0.31%, 10/07/09(a)	2,000	2,000,000

		4,750,000

Washington — 1.2%
University of Washington RB Municipal Trust Receipts Floaters Series 2009-3005 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.37%, 10/07/09(a)(b)	3,000	3,000,000
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT VRDN (Bank of America N.A. LOC),
0.60%, 10/07/09(a)	180	180,000

		3,180,000

Wisconsin — 3.4%
Amery IDRB (Plastech Corp. Project) Series 1997 AMT VRDN (U.S. Bank N.A. LOC),
0.75%, 10/07/09(a)	2,000	2,000,000
Sheboygan Falls IDRB (HTT, Inc. Project) Series 2007A AMT VRDN (U.S. Bank N.A. LOC),
0.54%, 10/07/09(a)	1,890	1,890,000
West Bend Housing Authority RB (River Shores Regency Project) Series 2005 VRDN (U.S. Bank N.A. LOC),
0.53%, 10/07/09(a)	5,075	5,075,000

		8,965,000

Total Investments (Cost — $253,491,302*) — 96.6%		253,491,302
Other Assets in Excess of Liabilities — 3.4%		9,037,431

Net Assets — 100.0%		$262,528,733

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Schedule of Investments (concluded)	Municipal Money Market Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$253,491,302
Level 3	—

Total	$253,491,302

1	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	15

Schedule of Investments September 30, 2009 (Unaudited)	New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey — 87.0%
Boonton Township GO Series 2009 BAN,
2.00%, 1/22/10	$300	$300,374
Bridgewater Township GO Series 2009 BAN,
1.50%, 1/28/10-3/10/10	1,800	1,806,025
Carlstadt GO Series 2009 BAN,
1.50%, 1/29/10	900	902,202
Carteret GO Series 2008 BAN,
3.50%, 10/23/09	400	400,235
Chatham GO Series 2009 BAN,
1.50%, 10/01/10	300	301,962
Cranbury Township GO Series 2009 BAN:
2.00%, 1/14/10	300	300,519
2.50%, 6/11/10	100	100,683
Cranford Township GO Series 2009 BAN,
1.50%, 2/04/10	600	601,665
Elmwood Park GO Series 2009 BAN,
2.00%, 8/13/10	400	402,254
Florham Park GO Series 2009 BAN,
1.50%, 2/03/10	300	300,723
Glen Rock GO Series 2009 BAN,
1.50%, 1/22/10	500	501,306
Haddon Heights GO Series 2009 BAN,
1.50%, 6/14/10	300	300,644
Hazlet Township GO Series 2009 BAN,
2.00%, 7/30/10	400	401,175
Hillsborough Township GO Series 2008 BAN,
2.25%, 12/11/09	300	300,206
Hopewell Township GO Series 2009 BAN,
1.50%, 4/16/10	400	401,304
Jefferson Township GO Series 2009 BAN,
1.50%, 6/30/10	500	502,623
Lacey Township GO Series 2009 BAN,
1.50%, 7/23/10	600	601,965
Lambertville GO Series 2009 BAN,
2.50%, 3/05/10	500	501,891
Lenape Regional High School District GO Series 2008 TAN,
3.50%, 12/23/09	650	650,717
Long Beach Township GO Series 2008 BAN,
3.50%, 12/16/09	300	300,999
Mahwah Township GO Series 2009 BAN,
1.50%, 8/13/10	400	402,611
Mercer County GO Series 2009A BAN,
2.25%, 1/14/10	300	301,180
Middlesex GO Series 2009 BAN,
1.25%, 6/09/10	300	301,663
Millburn Township GO Series 2009 BAN,
1.50%, 1/15/10	400	400,818
Monmouth Beach GO Series 2008 BAN,
5.00%, 10/23/09	200	200,058
New Jersey Economic Development Authority Multi-Mode IDRB (V&S Amboy Galvanizing LLC Project) Series 1999 AMT VRDN (KeyBank N.A. LOC),
1.80%, 10/07/09(a)	1,285	1,285,000
New Jersey Economic Development Authority RB (Applewood Estates Project) Series 2005 VRDN (TD Bank N.A. LOC),
0.35%, 10/07/09(a)	55	55,000
New Jersey Economic Development Authority RB (Cedar Crest Village, Inc. Project) Series 2006B VRDN (Bank of New York LOC),
0.28%, 10/07/09(a)	860	860,000
New Jersey Economic Development Authority RB (Frisch School Project) Series 2006 VRDN (Princeton University Guaranty, Kredietbank N.V. LOC),
0.26%, 10/07/09(a)	300	300,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 VRDN (Wachovia Bank N.A. LOC),
0.60%, 10/07/09(a)	1,235	1,235,000
New Jersey Economic Development Authority RB (J. James Realty Co. Project) Series 1998 AMT VRDN (Wachovia Bank N.A. LOC),
0.64%, 10/07/09(a)	270	270,000
New Jersey Economic Development Authority RB (Jewish Family Service Project) Series 2002 VRDN (Wachovia Bank N.A. LOC),
0.54%, 10/07/09(a)	660	660,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.45%, 10/07/09(a)	2,340	2,340,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2001 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.45%, 10/07/09(a)	750	750,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.60%, 10/07/09(a)	1,100	1,100,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1998 VRDN (Wachovia Bank N.A. LOC),
0.54%, 10/07/09(a)	960	960,000
New Jersey Economic Development Authority RB (Presbyterian Homes Assisted Living Project) Series 2006B VRDN (TD Bank N.A. LOC),
0.32%, 10/07/09(a)	900	900,000
New Jersey Economic Development Authority RB (Stuart Country Day School Project) Series 2002 VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty),
0.52%, 10/07/09(a)	1,620	1,620,000
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2009-3008 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.47%, 10/07/09(a)(b)	6,000	6,000,000
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2009-3032 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.33%, 10/07/09(a)(b)	1,650	1,650,000
New Jersey Economic Development Authority TECP,
1.00%, 10/06/09	2,900	2,900,000
New Jersey Economic Development Authority Thermal Energy Facilities RB (Marina Energy LLC Project) Series 2001A AMT VRDN (Wachovia Bank N.A. LOC),
0.37%, 10/07/09(a)	1,100	1,100,000
New Jersey Economic Development Authority Thermal Energy Facilities RB (Thermal Energy LP Project) Series 1995 AMT VRDN (JPMorgan Chase Bank N.A. LOC),
0.35%, 10/07/09(a)	200	200,000
New Jersey Environmental Infrastructure Trust RB Series 2004-585 AMT VRDN (JPMorgan Chase Bank Liquidity Facility),
0.46%, 10/07/09(a)(b)	3,410	3,410,000

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Schedule of Investments (continued)	New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority RB (Hospital Capital Asset Financing Project) Series 1985A VRDN (Wachovia Bank N.A. LOC),
0.35%, 10/07/09(a)	$1,175	$1,175,000
New Jersey Health Care Facilities Financing Authority RB (Recovery Management Systems, Inc. Project) Series 2005 VRDN (TD Bank N.A. LOC),
0.35%, 10/07/09(a)	1,165	1,165,000
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC),
0.32%, 10/07/09(a)	700	700,000
New Jersey Health Care Facilities Financing Authority RB (South Jersey Hospital Systems Project) Series 2004A-4 VRDN (Wachovia Bank N.A. LOC),
0.35%, 10/07/09(a)	700	700,000
New Jersey Health Care Facilities Financing Authority RB (Virtua Health Project) Series 2009C VRDN (JP Morgan Chase Bank LOC),
0.27%, 10/01/09(a)	2,000	2,000,000
New Jersey Health Care Facilities Financing Authority RB Series 2008-353 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.90%, 10/07/09(a)(b)	915	915,000
New Jersey Higher Education Assistance Authority Student Loan RBC Municipal Products, Inc. Trust Series 2008L-36 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),
0.49%, 10/07/09(a)(b)	8,500	8,500,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2005 AMT VRDN (Dexia Credit Local LOC),
0.46%, 10/07/09(a)	2,925	2,925,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2005N AMT VRDN (Dexia Credit Local LOC),
0.41%, 10/07/09(a)	1,000	1,000,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2008Z AMT VRDN (BNP Paribas SBPA),
0.35%, 10/07/09(a)	1,580	1,580,000

New Jersey Tobacco Settlement Financing Corp. RB Municipal Trust Receipts Floaters Series 2008-2959 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),

0.95%, 10/07/09(a)(b)	450	450,000
New Jersey Turnpike Authority RB Series 2003C-1 VRDN (FSA Insurance, WestLB A.G. SBPA),
0.45%, 10/07/09(a)	9,000	9,000,000
New Jersey Turnpike Authority RB Series 2003C-2 VRDN (FSA Insurance, Dexia Credit Local SBPA),
0.45%, 10/07/09(a)	2,200	2,200,000
New Jersey Turnpike Authority RB Series 2003C-3 VRDN (FSA Insurance, Dexia Credit Local SBPA),
0.45%, 10/07/09(a)	2,300	2,300,000
New Jersey Turnpike Authority RB Series 2009 ROC-RR-II-R-10380 VRDN (FSA Insurance, Citibank N.A. Liquidity Facility),
0.38%, 10/07/09(a)(b)	2,200	2,200,000
Nutley GO Series 2008 BAN,
4.00%, 12/18/09	200	200,415
Oakland GO Series 2009 BAN,
2.00%, 2/11/10	600	601,185
Passaic County GO Series 2009 BAN,
1.50%, 4/13/10	3,600	3,615,130
Port Authority of New York & New Jersey RB PUTTERS Series 2006-1546 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.31%, 10/07/09(a)(b)(c)	915	915,000
Readington Township GO Series 2009 BAN,
1.50%, 2/04/10	3,000	3,007,809
Robbinsville Township GO Series 2009 BAN,
1.50%, 9/22/10	1,200	1,206,490
Saddle River GO Series 2009 BAN,
1.00%, 4/01/10	600	601,218
Salem County PCRB Series 1985 VRDN (GO of Authority Insurance, Bank of Nova Scotia LOC),
0.35%, 10/07/09(a)	1,000	1,000,000
Scoth Plains Township GO Series 2009-VAR AMT BAN,
1.50%, 1/22/10	800	802,116
Secaucus GO Series 2009 BAN:
1.50%, 1/15/10	1,500	1,503,503
1.00%, 6/18/10	700	702,030
Sparta Township GO Series 2009 BAN,
1.50%, 5/28/10	500	502,960
Summit GO Series 2009 BAN:
2.25%, 2/05/10	100	100,343
1.00%, 6/18/10	300	301,191
Township of Stafford GO Series 2009 BAN,
1.50%, 6/01/10	1,000	1,005,038
Verona Township GO Series 2009 BAN,
1.50%, 8/13/10	400	402,265
Warren Township GO Series 2009 BAN,
2.00%, 6/30/10	200	201,326
Wayne Township GO Series 2009 BAN:
2.25%, 2/17/10	2,600	2,616,180
2.00%, 9/17/10	800	809,539
West Milford Township GO Series 2009 BAN,
1.50%, 4/16/10	1,500	1,505,293
West Orange Township GO Series 2009 BAN,
1.50%, 4/08/10	600	602,810

		98,092,643

Puerto Rico — 12.1%
Commonwealth of Puerto Rico GO Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.80%, 10/07/09(a)(b)	13,700	13,700,000

Total Investments (Cost — $111,792,643*) — 99.1%		111,792,643
Other Assets in Excess of Liabilities — 0.9%		1,004,992

Net Assets — 100.0%		$112,797,635

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	17

Schedule of Investments (concluded)	New Jersey Municipal Money Market Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$111,792,643
Level 3	—

Total	$111,792,643

1	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Schedule of Investments September 30, 2009 (Unaudited)	North Carolina Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
North Carolina — 95.3%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1011 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.35%, 10/07/09(a)(b)	$2,500	$2,500,000
Charlotte Housing Authority RB (Stonehaven East Project) Series 2005 VRDN (Wachovia Bank N.A. LOC),
0.40%, 10/07/09(a)	3,500	3,500,000
Charlotte RB (Charlotte Douglas International Airport Project) Series 2008D VRDN (Bank of America N.A. LOC),
0.35%, 10/07/09(a)	3,300	3,300,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005B VRDN (Bank of America N.A. SBPA),
0.32%, 10/01/09(a)	1,200	1,200,000
Columbus County Water & Sewer District No. IV GO Series 2009 BAN,
1.25%, 5/05/10	1,440	1,444,240
Lee County Industrial Facilities Pollution Control Financing Authority Industrial Development RB (Arden Corp. Project) Series 1999 AMT VRDN (Comerica Bank N.A. LOC),
0.55%, 10/07/09(a)	1,450	1,450,000
Mecklenburg County COP Series 2005 VRDN (Wachovia Bank N.A. SBPA),
0.34%, 10/07/09(a)	2,700	2,700,000
Mecklenburg County GO Series 2009D VRDN,
0.50%, 4/28/10(a)	4,000	4,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.34%, 10/07/09(a)	760	760,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Megellan Charter School Project) Series 2007 VRDN (Wachovia Bank N.A. LOC),
0.54%, 10/07/09(a)	1,300	1,300,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.34%, 10/07/09(a)	150	150,000
North Carolina Capital Facilities Finance Agency RB (Aquarium Society Project) Series 2004 VRDN (Bank of America N.A. LOC),
0.37%, 10/07/09(a)	1,315	1,315,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2006A VRDN (Citibank N.A. Liquidity Facility),
0.36%, 10/07/09(a)(b)	1,000	1,000,000
North Carolina Capital Facilities Finance Agency RB PUTTERS (Duke University Project) Series 2008-3248 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.28%, 10/01/09(a)(b)(c)	2,100	2,100,000
North Carolina Medical Care Commission Health Care Facilities RB (Novant Health Group Project) Series 2004A VRDN (JPMorgan Chase Bank SBPA),
0.30%, 10/07/09(a)	2,400	2,400,000
North Carolina Medical Care Commission Health Care Facilities RB (Novant Health Group Project) Series 2004B VRDN (JPMorgan Chase Bank LOC),
0.32%, 10/07/09(a)	3,450	3,450,000
North Carolina Medical Care Commission Health Care Facilities RB (Well-Spring Retirement Community Project) Series 2003C VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty),
0.43%, 10/07/09(a)	2,000	2,000,000
North Carolina Medical Care Commission Health Care Facilities RB Series 2007 ROC-RR-II-R-10313 VRDN (Citigroup Financial Products Liquidity Facility),
0.36%, 10/07/09(a)(b)	3,100	3,100,000
North Carolina Medical Care Commission Retirement Facilities RB (Aldersgate Project) Series 2001 VRDN (Branch Banking & Trust Co. LOC),
0.32%, 10/07/09(a)	3,000	3,000,000
North Carolina Medical Care Commission Retirement Facilities RB (United Church Homes & Services Project) Series 2007 VRDN (Branch Banking & Trust Co. LOC),
0.34%, 10/07/09(a)	500	500,000
Raleigh County COP (Downtown Improvement Project) Series 2004A MB,
2.50%, 1/20/10(a)	4,000	4,022,139
Raleigh County COP (Downtown Improvement Project) Series 2005B VRDN (RBC Bank USA SBPA),
0.38%, 10/07/09(a)	6,500	6,500,000
Raleigh County COP (Governmental Facilities Project) Series 2008 BAN,
3.00%, 11/25/09	1,500	1,503,793
Raleigh County COP (Packaging Facilities Project) Series 2000A VRDN (Bank of America N.A. SBPA),
0.35%, 10/07/09(a)	1,000	1,000,000
Sampson County COP Eclipse Funding Trust Series 2006-0160 VRDN (FSA Insurance, U.S. Bank N.A. Liquidity Facility),
0.33%, 10/07/09(a)(b)	2,455	2,455,000
University of North Carolina Chapel Hill Hospital RB Series 2001B VRDN (Landesbank Hessen-Thuringen Girozentrale LOC),
0.30%, 10/01/09(a)	4,400	4,400,000
Wake County GO Series 2003B VRDN (Lloyds Banking Group Plc SBPA),
0.35%, 10/07/09(a)	1,200	1,200,000
Winston-Salem Water & Sewer Systems RB Series 2008C VRDN (Dexia Credit Local LOC),
0.39%, 10/07/09(a)	2,000	2,000,000

		64,250,172

Puerto Rico — 4.4%
Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2006-3677 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty),
1.29%, 10/07/09(a)(b)	3,000	3,000,000

Total Investments (Cost — $67,250,172*) — 99.7%		67,250,172
Other Assets in Excess of Liabilities — 0.3%		173,898

Net Assets — 100.0%		$67,424,070

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	19

Schedule of Investments (concluded)	North Carolina Municipal Money Market Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$67,250,172
Level 3	—

Total	$67,250,172

1	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Schedule of Investments September 30, 2009 (Unaudited)	Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio — 97.7%
American Municipal Power, Inc. GO (Electric System Amherst Project) Series 2008 BAN,
3.00%, 11/24/09	$570	$570,249
American Municipal Power, Inc. GO Series 2008 BAN:
2.25%, 10/29/09	1,300	1,300,248
3.75%, 10/29/09	710	710,133
3.25%, 11/12/09	1,100	1,100,311
American Municipal Power, Inc. RB (Bryan Project) Series 2009 BAN,
3.00%, 8/13/10	600	602,566
American Municipal Power, Inc. RB (St. Mary’s Electric System Project) Series 2008 BAN,
4.00%, 10/01/09	400	400,000
Avon Local School District GO Series 2009 BAN,
2.50%, 1/07/10	800	802,221
Barberton GO Series 2008 BAN,
4.00%, 11/12/09	250	250,139
Berea GO Series 2009 BAN,
1.00%, 3/31/10	1,600	1,601,655
Brunswick GO Series 2008 BAN,
2.85%, 11/19/09	500	500,164
Butler County GO (Various Purposes Project) Series 2009 BAN,
1.25%, 8/05/10	600	602,762
Butler County Technology and Career Development Schools GO (School Improvement Project) Series 2009 BAN,
1.50%, 3/18/10	2,400	2,406,015
Canfield Local School District GO (School Improvement Project) Series 2009 BAN,
1.25%, 9/15/10	3,480	3,499,152
Cleveland RB (Airport Project) Series 2009A AMT VRDN (US Bank N.A. LOC),
0.40%, 10/07/09(a)	1,100	1,100,000
Cleveland Waterworks RB Series 2009S VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty, Irish Government Guaranty),
0.40%, 10/07/09(a)	1,000	1,000,000
Columbus Regional Airport Authority RB SPEARS Series 2007 VRDN (Deutsche Bank A.G. Guaranty),
0.35%, 10/07/09(a)(b)(c)	1,400	1,400,000
Cuyahoga County Civic Facility RB (Orion Services, Inc. Project) Series 2001 VRDN (Bank One N.A. LOC),
0.95%, 10/07/09(a)	2,075	2,075,000
Cuyahoga County Economic Development RB (Cleveland Botanical Garden Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC),
0.56%, 10/07/09(a)	635	635,000
Cuyahoga County Economic Development RB (Cleveland Hearing & Speech Project) Series 2008 VRDN (KeyBank N.A. LOC),
1.75%, 10/07/09(a)	3,300	3,300,000
Cuyahoga County Multi-Family Housing RB (St. Vitus Village Apartments Project) Series 2002 VRDN (KeyBank N.A. LOC),
1.60%, 10/07/09(a)	705	705,000
Deerfield GO Series 2008 BAN,
2.15%, 11/17/09	1,000	1,000,000
Delaware County IDRB (Air Waves, Inc. Project) Series 1995 VRDN (KeyBank N.A. LOC),
1.55%, 10/07/09(a)	50	50,000
Fairborn GO Series 2008 BAN,
4.25%, 10/29/09	100	100,055
Fairborn GO Series 2009 BAN,
2.00%, 5/19/10	600	602,798
Fairfield GO (Municipal Court Police Project) Series 2008 BAN,
3.50%, 10/30/09	600	600,116
Franklin County Senior Housing RB (St. George on the Commons Apartments Project) Series 2007 AMT VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Facility),
0.43%, 10/07/09(a)	915	915,000
Fulton County RB (Fulton County Health Center Project) Series 2005 VRDN (JPMorgan Chase Bank LOC),
0.32%, 10/07/09(a)	195	195,000
Greene County IDRB (AFC Stamping & Production, Inc., Barsplice Products Project) Series 1995 AMT VRDN (KeyBank N.A. LOC),
1.60%, 10/07/09(a)	45	45,000
Hamilton County Healthcare Facilities RB (Import- Episcopal Project) Series 2005A VRDN (KeyBank N.A. LOC),
1.33%, 10/07/09(a)	5,145	5,145,000
Independence GO Series 2009 BAN,
2.13%, 4/28/10	2,400	2,411,189
Kent GO (Various Purposes Project) Series 2008 BAN,
3.75%, 10/15/09	400	400,067
Lake County GO (Service Building Acquisition Project) Series 2009 BAN,
2.00%, 4/08/10	300	300,765
Lake County GO (Various Purposes Project) Series 2009 BAN,
1.50%, 7/08/10	800	804,874
Lancaster GO Series 2008 BAN,
3.50%, 10/15/09	300	300,056
Lancaster GO Series 2009 BAN,
1.75%, 10/14/10	300	301,476
Lancaster Port Authority Gas RB Series 2008 VRDN (Royal Bank of Canada SBPA),
0.40%, 10/07/09(a)	9,000	9,000,000
Lebanon GO (Water System Improvement Project) Series 2009 BAN,
2.13%, 4/07/10	1,200	1,203,496
Licking County GO Series 2009 BAN,
1.50%, 6/24/10	1,300	1,306,582
Lorain County Port Authority RB (St. Ignatius High School Project) Series 2008 VRDN (U.S. Bank N.A. LOC),
0.32%, 10/07/09(a)	520	520,000
Lucas County GO (Arena Improvement Project) Series 2009 BAN,
1.00%, 7/22/10	500	501,196
Marion County (Menard Capital Improvement Project) Series 2008 BAN,
3.88%, 10/21/09	200	200,066
Marysville GO (Wastewater Project) Series 2009 BAN,
1.50%, 6/02/10	2,500	2,508,262
Mason County GO (Mason Golf Course Project) Series 2009 BAN,
1.50%, 3/11/10	500	501,641
Mason GO (Real Estate Project) Series 2009 BAN,
1.50%, 6/30/10	1,350	1,355,982
Montgomery County RB (Catholic Healthcare Project) Series 2004B-2 VRDN (Bayerische Landesbank Girozentrale SBPA),
0.30%, 10/07/09(a)	2,200	2,200,000
North Olmsted GO (Capital Improvement Project) Series 2009 BAN,
2.00%, 4/01/10	500	500,857
Ohio Air Quality Development Authority PCRB (First Energy Nuclear Generation Corp. Project) Series 2008A VRDN (Bank of Nova Scotia LOC, FirstEnergy Solutions Guaranty),
0.40%, 10/07/09(a)	5,350	5,350,000
Ohio Air Quality Development Authority RB (Dayton Power & Light Project) Series 2008 VRDN (JPMorgan Chase Bank LOC),
0.40%, 10/07/09(a)	15,700	15,700,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.35%, 10/07/09(a)	1,300	1,300,000
Ohio Air Quality Development Authority RB Municipal Trust Receipts Floaters (First Energy Nuclear Generation Corp. Project) Series 2009-52C VRDN (Wells Fargo Bank N.A. Liquidity Facility),
0.32%, 10/07/09(a)	3,200	3,200,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	21

Schedule of Investments (continued)	Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (continued)
Ohio Building Authority RB (Administration Building Funding Project) Series 2004B MB,
5.00%, 10/01/10	$475	$495,073
Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 2008A VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty),
0.45%, 10/07/09(a)	4,500	4,500,000
Ohio Hospital RB Municipal Trust Receipts Floaters (Cleveland Clinic Health System Obligated Group Project) Series 2009-56C VRDN (Wells Fargo & Co. Liquidity Facility),
0.32%, 10/07/09(a)	260	260,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2006F AMT VRDN (Citibank N.A. LOC),
0.32%, 10/07/09(a)	1,400	1,400,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2006I AMT VRDN (Citibank N.A LOC),
0.35%, 10/07/09(a)	16,400	16,400,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2007B AMT VRDN (Ginnie Mae Insurance, Fannie Mae Insurance, KBC Bank N.V. SBPA),
0.32%, 10/07/09(a)	4,650	4,650,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2007J AMT VRDN (Ginnie Mae Insurance, Fannie Mae Insurance, KBC Bank N.V. SBPA),
0.37%, 10/07/09(a)	6,500	6,500,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2008 AMT VRDN (Ginnie Mae Insurance, Fannie Mae Insurance, Freddie Mac SBPA),
0.33%, 10/07/09(a)	5,000	5,000,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2008H AMT VRDN (Ginnie Mae Insurance, Fannie Mae Insurance, KBC Bank N.V. SBPA),
0.35%, 10/07/09(a)	3,800	3,800,000

Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2008 ROC-RR-II-R-11575 VRDN (Ginnie Mae Insurance, Fannie Mae Insurance, Freddie Mac Insurance, Citibank N.A. Liquidity,

0.36%, 10/07/09(a)	3,425	3,425,000
Ohio Housing Finance Agency Mortgage RB MERLOTS Trust Receipts Series 2001A-78 VRDN (Wachovia Bank N.A. LOC),
0.38%, 10/07/09(a)(b)	810	810,000
Ohio Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006A AMT VRDN (Barclays Bank Plc LOC),
0.45%, 10/07/09(a)	125	125,000
Ohio Water Development Authority GO Series 2008 BAN,
4.00%, 10/01/09	1,200	1,200,000
Painesville GO (Various Purposes Project) Series 2008 BAN,
4.40%, 11/05/09	300	300,391
Pepper Pike GO (Special Assessment Sewer System Project) Series 2009 BAN,
1.50%, 10/14/09	550	550,097
Pickerington GO Series 2009 BAN,
2.00%, 2/04/10	2,400	2,406,545
Putnam County Health Care Facilities RB (Hilty Memorial Home Project) Series 2004 VRDN (LaSalle Bank N.A. LOC),
0.45%, 10/07/09(a)	3,245	3,245,000
Seneca County GO Series 2008 BAN,
4.00%, 11/12/09	200	200,111
Sharonville GO Series 2009 BAN,
2.00%, 1/20/10-7/23/10	2,200	2,206,521
South Euclid GO Series 2009B BAN,
2.50%, 1/25/10	600	602,832
Summit County Civic Facility RB (Akron Area Electric Junction Project) Series 2001 VRDN (KeyBank N.A. LOC),
1.60%, 10/07/09(a)	140	140,000
Summit County IDRB (KB Compost Services, Inc. Project) Series 2001 AMT VRDN (KeyBank N.A. LOC),
1.80%, 10/07/09(a)	600	600,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT VRDN (KeyBank N.A. LOC),
1.75%, 10/07/09(a)	340	340,000
Sylvania Township GO (Various Purpose Improvement Project) Series 2009 BAN,
1.25%, 3/26/10	400	401,092
Toledo Multi-Family Housing RB (Cherrywood Apartments Project) Series 2001 AMT VRDN (KeyBank N.A. LOC),
1.75%, 10/07/09(a)	2,210	2,210,000
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC),
0.40%, 10/07/09(a)	2,000	2,000,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT VRDN (KeyBank N.A. LOC),
1.70%, 10/07/09(a)	3,100	3,100,000
University of Akron General Receipts RB Series 2008C-1 VRDN (Assured Guaranty Ltd. Insurance, Dexia Credit Local SBPA),
0.50%, 10/07/09(a)	13,905	13,905,000
University of Akron General Receipts RB Series 2008C-2 VRDN (Assured Guaranty Ltd. Insurance, Dexia Credit Local SBPA),
0.50%, 10/07/09(a)	2,900	2,900,000
Upper Valley Career Center GO Series 2008 BAN,
3.75%, 11/24/09	200	200,302
Vermilion GO Series 2009 BAN,
1.88%, 10/29/09	1,200	1,200,475
Wadsworth City School District GO (School Improvement Project) Series 2009 BAN,
2.25%, 9/22/10	1,700	1,726,347
Wapakoneta GO Series 2008 BAN,
3.00%, 12/03/09	200	200,134
Western Reserve Housing Development Corp. Economic RB (Trumbull Metropolitan Housing Project) Series 2003 VRDN (KeyBank N.A. LOC),
2.50%, 10/07/09(a)	3,020	3,020,000

		173,100,013

Puerto Rico — 0.9%
Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2006-3677 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty),
1.29%, 10/07/09(a)	1,500	1,500,000

Total Investments (Cost — $174,600,013*) — 98.6%		174,600,013
Other Assets in Excess of Liabilities — 1.4%		2,533,641

Net Assets — 100.0%		$177,133,654

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Schedule of Investments (concluded)	Ohio Municipal Money Market Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$174,600,013
Level 3	—

Total	$174,600,013

1	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	23

Schedule of Investments September 30, 2009 (Unaudited)	Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania — 96.8%
Allegheny County Hospital Development Authority RB (Presbyterian University Hospital Project) Series 1988B-1 VRDN (Bank One N.A. LOC),
0.40%, 10/07/09(a)	$6,985	$6,985,000
Allegheny County Hospital Development Authority RB (Presbyterian University Hospital Project) Series 1988B-3 VRDN (Bank One N.A. LOC),
0.35%, 10/07/09(a)	150	150,000
Allegheny County Hospital Development Authority RB (University of Pittsburgh Medical Center Project) PUTTERS Series 2007-2327 VRDN (JPMorgan Chase Bank LOC),
0.40%, 10/07/09(a)(b)(c)	3,840	3,840,000

Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2007C-5 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),

0.42%, 10/07/09(a)(b)	8,000	8,000,000

Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2008E-11 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),

0.42%, 10/07/09(a)(b)	5,400	5,400,000
Berks County IDRB (Tray-Pak Corp. Project) Series 2001A AMT VRDN (Wachovia Bank N.A. LOC),
0.69%, 10/07/09(a)	1,155	1,155,000
Berks County Municipal Authority RB (Phoebe-Devitt Homes Project) Series 2008A VRDN (Banco Santander LOC),
0.33%, 10/07/09(a)	4,200	4,200,000
Berks County Municipal Authority RB (Reading Hospital & Medical Center Project) Series 2009A-2 VRDN (Branch Banking & Trust SBPA),
0.29%, 10/07/09(a)	5,200	5,200,000

Berks County Municipal Authority RBC Municipal Products, Inc. Trust (Reading Hospital and Medical Center Project) Series 2008C-13 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),

0.42%, 10/07/09(a)(b)	5,400	5,400,000
Blair County Industrial Development Authority RB (Homewood at Martinsburg Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC),
0.45%, 10/07/09(a)	6,850	6,850,000
Bucks County IDA RB (Grand View Hospital Project) Series 2008A VRDN (TD Bank N.A. LOC),
0.32%, 10/07/09(a)	4,000	4,000,000
Butler County IDA RB (Concordia Lutheran Project) Series 2004A VRDN (Bank of America N.A. LOC),
0.33%, 10/07/09(a)	1,955	1,955,000
Butler County IDA RB (Concordia Lutheran Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.33%, 10/07/09(a)	2,885	2,885,000
Cambria County IDA Resource Recovery RB (Cambria Cogen Co. Project) Series 1998A-2 AMT VRDN (Bayerische Landesbank Girozentrale LOC),
0.60%, 10/07/09(a)	16,000	16,000,000
Cumberland County Municipal Authority RB (Asbury Obligated Group Project) Series 2006 VRDN (KBC Bank N.V. LOC),
0.33%, 10/07/09(a)	10,000	10,000,000
Delaware County IDA PCRB (Exploration & Oil Project) Series 1995 VRDN (Wachovia Bank N.A. LOC),
0.30%, 10/01/09(a)	200	200,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN,
0.45%, 10/07/09(a)	100	100,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-2 VRDN (Dexia Credit Local LOC),
0.45%, 10/07/09(a)	19,865	19,865,000
Delaware Valley Regional Financial Authority RB Municipal Trust Receipts Floaters Series 2008-2933 VRDN (Bayerische Hypovereins Bank Liquidity Facility, Unicredit SpA Guaranty),
0.50%, 10/07/09(a)(b)	17,085	17,085,000
Emmaus General Authority RB (Pennsylvania Loan Program) Series 2000A VRDN (U.S. Bank N.A. LOC),
0.35%, 10/07/09(a)	20,000	20,000,000
Emmaus General Authority RB Series 1989G-18 VRDN (U.S. Bank N.A. LOC),
0.30%, 10/07/09(a)	15,100	15,100,000
Emmaus General Authority RB Series 1989H-22 VRDN (U.S. Bank N.A. LOC),
0.30%, 10/07/09(a)	7,900	7,900,000
Emmaus General Authority RB Series 1996 VRDN (FSA Insurance, Wachovia Bank N.A. SBPA),
0.40%, 10/07/09(a)	19,970	19,970,000
Erie County Hospital Authority RB (St. Mary’s Home Erie Project) Series 2008A VRDN (Bank of America N.A. LOC),
0.34%, 10/07/09(a)	4,800	4,800,000
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.55%, 10/07/09(a)	1,760	1,760,000
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC),
0.40%, 10/07/09(a)	1,800	1,800,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 1996 VRDN (Wachovia Bank N.A. LOC),
0.30%, 10/07/09(a)	5,000	5,000,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008A VRDN (Wachovia Bank N.A. LOC),
0.32%, 10/01/09(a)	4,400	4,400,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank LOC),
0.32%, 10/01/09(a)	3,400	3,400,000
Lancaster County IDRB (Clean Creek Partners Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.55%, 10/07/09(a)	3,855	3,855,000
Lancaster County IDRB (D&P Skibo LLC Project) Series 2001 AMT VRDN (Wachovia Bank N.A. LOC),
0.69%, 10/07/09(a)	1,120	1,120,000
Lawrence County IDRB (L&N Metallurgical Products Project) Series 1996 AMT VRDN (BNP Paribas LOC),
0.64%, 10/07/09(a)	3,465	3,465,000
Lehigh County General Purpose Authority RB (Lehigh Valley Health Network Project) Series 2008B VRDN (Assured Guaranty Ltd. Insurance, Wachovia Bank SBPA),
0.32%, 10/01/09(a)	3,700	3,700,000
Lehigh County General Purpose Authority RB (Lehigh Valley Health Network Project) Series 2008C VRDN (Bank of America N.A. LOC),
0.30%, 10/01/09(a)	6,535	6,535,000
Lehigh County General Purpose Authority RB (Muhlenberg College Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.31%, 10/07/09(a)	2,500	2,500,000

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Schedule of Investments (continued)	Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (continued)
Montgomery County IDA RB (Active Retirement Life Community Project) Series 2002 VRDN (TD Bank N.A. LOC),
0.28%, 10/01/09(a)	$1,300	$1,300,000
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wachovia Bank N.A. LOC),
0.69%, 10/07/09(a)	1,700	1,700,000
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007 VRDN (State Street Bank & Trust Co. SBPA),
0.43%, 10/07/09(a)(b)	7,700	7,700,000
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.55%, 10/07/09(a)	13,600	13,600,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC),
0.45%, 10/07/09(a)	1,950	1,950,000
Pennsylvania Economic Development Financing Authority RB (Material Technology Project) Series 2000D AMT VRDN (Wachovia Bank N.A. LOC),
0.69%, 10/07/09(a)	400	400,000
Pennsylvania Economic Development Financing Authority RB (Merck & Co., Inc. West Point Project) Series 2001 AMT VRDN,
0.45%, 10/07/09(a)	6,900	6,900,000
Pennsylvania GO Municipal Trust Receipts Floaters Series 2008-2720 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.35%, 10/07/09(a)(b)	5,055	5,055,000
Pennsylvania GO Series 2007 ROC-RR-II-R-11056 VRDN (Citibank N.A. Liquidity Facility),
0.36%, 10/07/09(a)(b)	2,000	2,000,000
Pennsylvania Higher Educational Facilities Authority RB (Gwynedd Mercy College Project) Series 2007-P1 VRDN (TD Bank N.A. LOC),
0.31%, 10/07/09(a)	8,950	8,950,000
Pennsylvania Higher Educational Facilities Authority RB (Holy Family University Project) Series 2008 VRDN (TD Bank N.A. LOC),
0.40%, 10/07/09(a)	1,500	1,500,000
Pennsylvania Higher Educational Facilities Authority RB PUTTERS (Trustees of the University of Pennsylvania Project) Series 2008-2844 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.31%, 10/07/09(a)(b)(c)	4,505	4,505,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008D VRDN (Bank of America N.A. SBPA),
0.35%, 10/07/09(a)	1,700	1,700,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2007-1213B AMT VRDN (JPMorgan Chase & Co. Liquidity Facility),
0.51%, 10/07/09(a)(b)(c)	1,000	1,000,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2009-3297 AMT VRDN (JPMorgan Chase Bank Liquidity Facility),
0.51%, 10/07/09(a)(b)(c)	1,245	1,245,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-83B AMT VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.45%, 10/07/09(a)	1,800	1,800,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-83C AMT VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.45%, 10/07/09(a)	1,400	1,400,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-85B AMT VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.45%, 10/07/09(a)	3,300	3,300,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-85C AMT VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.45%, 10/07/09(a)	3,145	3,145,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2006-95C AMT VRDN (Dexia Credit Local SBPA),
0.40%, 10/07/09(a)	8,000	8,000,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2007-99C AMT VRDN (Dexia Credit Local SBPA),
0.35%, 10/07/09(a)	2,400	2,400,000
Pennsylvania Turnpike Commission RB Series 2001U VRDN (Dexia Credit Local SBPA),
0.45%, 10/07/09(a)	4,000	4,000,000
Philadelphia Airport RB Series 2005C AMT VRDN (TD Bank N.A. LOC),
0.37%, 10/07/09(a)	7,300	7,300,000
Philadelphia Airport RB SPEARS Series 2008DB-495 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility),
0.37%, 10/07/09(a)(b)(c)	2,880	2,880,000
Philadelphia Authority for Industrial Development (Chestnut Hill Academy Project) RB Series 2005 VRDN (Wachovia Bank N.A. LOC),
0.54%, 10/07/09(a)	3,900	3,900,000
Philadelphia Authority for Industrial Development (Chestnut Hill College Project) RB Series 2007A VRDN (Wachovia Bank N.A. LOC),
0.39%, 10/07/09(a)	4,555	4,555,000
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 VRDN (TD Bank N.A. LOC),
0.35%, 10/07/09(a)	3,910	3,910,000
Philadelphia Authority IDRB (Girard Estate Aramark Tower Acquisition Project) Series 2002 VRDN (JPMorgan Chase Bank LOC),
0.40%, 10/07/09(a)	1,050	1,050,000
Philadelphia Authority IDRB (Girard Estate Facilities Leasing Project) Series 2001 VRDN (Morgan Guaranty Trust LOC),
0.40%, 10/07/09(a)	12,500	12,500,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.33%, 10/07/09(a)	14,800	14,800,000
Philadelphia Authority IDRB (Universal Community Homes Project) Series 2003 VRDN (Wachovia Bank N.A. LOC),
0.59%, 10/07/09(a)	1,635	1,635,000
Philadelphia Gas Works RB Series 2004A-2 VRDN (JPMorgan Chase Bank LOC),
0.35%, 10/07/09(a)	2,800	2,800,000
Philadelphia Gas Works RB Series 2009C VRDN (Scotiabank LOC),
0.32%, 10/07/09(a)	3,850	3,850,000
Philadelphia Gas Works RB Series 2009D VRDN (Bank of America N.A. LOC),
0.31%, 10/07/09(a)	4,000	4,000,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	25

Schedule of Investments (concluded)	Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (continued)
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2002B VRDN (JPMorgan Chase Bank SBPA),
0.27%, 10/01/09(a)	$125	$125,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2008A VRDN (Wachovia Bank N.A. SBPA),
0.27%, 10/01/09(a)	2,000	2,000,000
Philadelphia School District GO Municipal Trust Receipts Floaters Series 2004 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 10/07/09(a)(b)	2,275	2,275,000
Philadelphia School District GO Series 2008B-1 VRDN (State Aid Withholding Insurance, Wachovia Bank N.A. LOC),
0.34%, 10/07/09(a)	3,000	3,000,000
Pittsburgh School District GO Series 2008 BAN (State Aid Withholding Insurance),
3.50%, 11/02/09	4,800	4,806,190
Upper Merion General Authority Lease RB Series 2003 VRDN (TD Bank N.A. LOC),
0.35%, 10/07/09(a)	95	95,000
Venango County IDRB (Scrubgrass Project) AMT TECP (Dexia Credit Local LOC):
2.00%, 10/05/09	6,235	6,235,000
1.85%, 10/07/09	11,972	11,972,000
Washington County Authority RB (Girard Estate Refunding Project) Series 1999 VRDN (JPMorgan Chase Bank LOC),
0.40%, 10/07/09(a)	1,415	1,415,000
Westmoreland County IDRB (Redstone Retirement Project) Series 2005B VRDN (Bank of Nova Scotia LOC),
0.33%, 10/07/09(a)	8,890	8,890,000
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC),
0.40%, 10/07/09(a)	3,150	3,150,000
York County IDRB (Allied-Signal, Inc. Project) Series 1993 VRDN,
0.82%, 10/07/09(a)	1,000	1,000,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT VRDN (Wachovia Bank N.A. Liquidity Facility),
0.69%, 10/07/09(a)	1,145	1,145,000

Total Investments (Cost — $417,413,190*) — 96.8%		417,413,190
Other Assets in Excess of Liabilities — 3.2%		13,673,949

Net Assets — 100.0%		$431,087,139

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$417,413,190
Level 3	—

Total	$417,413,190

1	See above Schedule of Investments for values in the state.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Schedule of Investments September 30, 2009 (Unaudited)	Virginia Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Virginia — 81.2%
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC),
0.45%, 10/07/09(a)	$2,550	$2,550,000
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Liquidity Facility),
0.40%, 10/07/09(a)	2,420	2,420,000
Chesterfield Health Center Commission Residential Care Facility RB (Lucy Corr Village Project) Series 2008B VRDN (Branch Banking & Trust Co. LOC),
0.34%, 10/07/09(a)	400	400,000
Commonwealth of Virginia Transportation Board Clipper Tax-Exempt Certificate Trust RB Series 2007-2009-38 VRDN (State Street Bank & Trust Co. Liquidity Facility),
0.40%, 10/07/09(a)(b)	2,900	2,900,000
Fairfax County Economic Development Authority Health Care Facilities RB (Capital Hospice Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC),
0.34%, 10/07/09(a)	1,000	1,000,000
Fairfax County Economic Development Authority RB (Retirement Greenspring Project) Series 2006B VRDN (Wachovia Bank N.A. LOC),
0.33%, 10/07/09(a)	2,300	2,300,000
Fairfax County Economic Development Authority RB (Smithsonian Institute Project) Series 2006A VRDN (Bank of America N.A. LOC),
0.40%, 10/07/09(a)	1,400	1,400,000
Greater Richmond Convention Center Authority Hotel Tax RB (Convention Center Expansion Project) Series 2000 MB,
6.13%, 6/15/10	1,500	1,574,886
Hampton Redevelopment & Housing Authority RB (Multi-Family Housing Project) Series 1998 VRDN (Fannie Mae Insurance & Fannie Mae Liquidity Facility),
0.32%, 10/07/09(a)	1,225	1,225,000
Hanover County IDA Residential Care Facility RB (Covenant Woods Project) Series 1999 VRDN (Branch Banking & Trust Co. LOC),
0.34%, 10/07/09 (a)	500	500,000
Henrico County Water & Sewer RB Series 2007 ROC-RR-II-R-753PB VRDN (PB Capital Corp. Liquidity Facility),
0.41%, 10/01/09(a)(b)	2,500	2,500,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003B VRDN,
0.25%, 10/07/09(a)	2,300	2,300,000
Louisa County IDRB (Pooled Financing Project) Series 1995 VRDN (Bank of America N.A. LOC),
0.37%, 10/07/09(a)	100	100,000
Montgomery County IDRB (Virginia Technical Foundation Project) Series 2005 VRDN (Bank of America N.A. LOC),
0.40%, 10/01/09(a)	525	525,000
Newport News IDRB (CNU Warwick LLC Student Apartments Project) Series 2004 VRDN (Bank of America N.A. LOC),
0.37%, 10/07/09(a)	200	200,000
Norfolk Redevelopment & Housing Authority RB (Harbor’s Edge Project) Series 2004B VRDN (HSH Nordbank A.G. LOC),
0.90%, 10/07/09(a)	3,700	3,700,000
Norfolk Redevelopment & Housing Authority RB (Old Dominion University Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.30%, 10/07/09(a)	300	300,000
Richmond IDA RB (Crow-Klein Project) Series 1987A VRDN (Wachovia Bank N.A. LOC),
0.65%, 10/07/09(a)	2,020	2,020,000
Stafford County & Staunton IDA RB (Vaco Commonwealth Loans Project) Series 2009A-1 VRDN (U.S. Bank N.A. LOC),
0.32%, 10/07/09(a)	1,235	1,235,000
University of Virginia RB Series 2009 ROC-RR-II-R-11776 VRDN (Citibank N.A. Liquidity Facility),
0.36%, 10/07/09(a)(b)	2,500	2,500,000
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 VRDN (Branch Banking & Trust Co. LOC),
0.34%, 10/07/09(a)	600	600,000
Virginia College Building Authority Educational Facilities RB (21st Century College Program) Series 2004B MB,
5.00%, 2/01/10	1,450	1,471,748
Virginia College Building Authority Educational Facilities RB (Shenandoah University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.40%, 10/01/09(a)	200	200,000
Virginia Port Authority RB Series 2009 BAN,
2.00%, 5/18/10	3,800	3,836,130
Virginia Public Building Authority RB Series 2005D VRDN (Dexia Bank SBPA),
0.45%, 10/07/09(a)	2,200	2,200,000
Virginia Resources Authority Clean Water RB Municipal Trust Receipts Floaters Series 2007-1860 VRDN (Wells Fargo Bank N.A. LOC),
0.34%, 10/07/09(a)(b)	1,715	1,715,000
Winchester Authority Residential Care Facility IDRB (Westminster-Canterbury Project) Series 2005B VRDN (Branch Banking & Trust Co. LOC),
0.34%, 10/07/09(a)	1,400	1,400,000

		43,072,764

Puerto Rico — 17.2%
Commonwealth of Puerto Rico GO Series 2004B-4 VRDN (Dexia Credit Local SBPA),
0.50%, 10/07/09(a)	3,500	3,500,000
Commonwealth of Puerto Rico GO Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.80%, 10/07/09(a)(b)	4,300	4,300,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Series 2008 ROC-RR-II-R-10327CE VRDN (Citigroup Financial Products Liquidity Facility, Citigroup Financial Products Guaranty),
1.25%, 10/07/09(a)(b)	1,300	1,300,000

		9,100,000

Total Investments (Cost — $52,172,764*) — 98.4%		52,172,764
Other Assets in Excess of Liabilities — 1.6%		855,995

Net Assets — 100.0%		$53,028,759

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	27

Schedule of Investments (concluded)	Virginia Municipal Money Market Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$52,172,764
Level 3	—

Total	$52,172,764

1	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Statements of Assets and Liabilities

September 30, 2009 (Unaudited)	Money Market Portfolio	U.S. Treasury Money Market Portfolio	Municipal Money Market Portfolio	New Jersey Municipal Money Market Portfolio
Assets
Investments at value - unaffiliated[1]	$1,450,709,689	$229,047,228	$253,491,302	$111,792,643
Repurchase agreements at value - unaffiliated[2]	1,455,000	209,837,000	—	—
Cash	843	344	2,827	78,203
Capital shares sold receivable	968,049	556,192	77,758	—
Interest receivable	670,680	6,361	462,802	333,141
Investments sold receivable	—	—	10,135,444	1,000,000
Receivable from advisor	157,887	32,364	29,883	9,329
Prepaid expenses	125,631	40,621	41,475	15,959

Total assets	1,454,087,779	439,520,110	264,241,491	113,229,275

Liabilities
Investments purchased payable	52,931,042	8,990,673	798,319	301,962
Capital shares redeemed payable	2,912,129	58,447	768,869	29,340
Investment advisory fees payable	354,669	39,899	57,152	20,048
Other affiliates payable	353,716	127,635	49,428	31,789
Officer’s and Trustees’ fees payable	11,601	8,839	6,196	5,777
Income dividends payable	7,751	1,096	2,634	12,076
Service and distribution fees payable	2,392	1,972	—	1,972
Other accrued expenses payable	89,954	45,337	30,160	28,676

Total liabilities	56,663,254	9,273,898	1,712,758	431,640

Net Assets	$1,397,424,525	$430,246,212	$262,528,733	$112,797,635

Net Assets Consist of
Paid-in capital	$1,397,198,425	$430,188,763	$262,531,148	$112,774,249
Undistributed net investment income	180,710	54,737	8,019	105
Accumulated net realized gain (loss)	45,390	2,712	(10,434)	23,281

Net Assets	$1,397,424,525	$430,246,212	$262,528,733	$112,797,635

[1] Investments at cost - unaffiliated	$1,450,709,689	$229,047,228	$253,491,302	$111,792,643
[2] Repurchase agreements at cost - unaffiliated	$1,455,000	$209,837,000	—	—

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	29

Statements of Assets and Liabilities (continued)

September 30, 2009 (Unaudited)	Money Market Portfolio	U.S. Treasury Money Market Portfolio	Municipal Money Market Portfolio	New Jersey Municipal Money Market Portfolio
Net Asset Value
Institutional
Net assets	$424,153,593	$165,746,364	$80,175,297	$78,521,409
Shares outstanding[3]	424,128,817	165,745,042	80,113,744	78,492,334
Net asset value	$1.00	$1.00	$1.00	$1.00
Service
Net assets	$400,731,985	$173,229,239	$70,352,060	$20,879,832
Shares outstanding[3]	400,674,644	173,261,051	70,380,151	20,892,241
Net asset value	$1.00	$1.00	$1.00	$1.00
Hilliard Lyons
Net assets	$132,733,921	—	$107,911,425	—
Shares outstanding[3]	132,707,276	—	107,911,719	—
Net asset value	$1.00	—	$1.00	—
Investor A
Net assets	$399,828,981	$91,270,609	$4,089,951	$13,396,394
Shares outstanding[3]	399,772,866	91,248,333	4,089,720	13,385,061
Net asset value	$1.00	$1.00	$1.00	$1.00
Investor B
Net assets	$14,886,154	—	—	—
Shares outstanding[3]	14,882,091	—	—	—
Net asset value	$1.00	—	—	—
Investor C
Net assets	$25,089,891	—	—	—
Shares outstanding[3]	25,085,970	—	—	—
Net asset value	$1.00	—	—	—

3	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Statements of Assets and Liabilities (concluded)

September 30, 2009 (Unaudited)	North Carolina Municipal Money Market Portfolio	Ohio Municipal Money Market Portfolio	Pennsylvania Municipal Money Market Portfolio	Virginia Municipal Money Market Portfolio
Assets
Investments at value - unaffiliated[1]	$67,250,172	$174,600,013	$417,413,190	$52,172,764
Cash	90,084	37,061	55,978	788,893
Interest receivable	109,831	580,734	365,775	89,159
Investments sold receivable	—	2,915,700	13,525,099	—
Receivable from advisor	1,422	18,793	58,079	4,728
Prepaid expenses	9,623	10,661	29,479	12,445

Total assets	67,461,132	178,162,962	431,447,600	53,067,989

Liabilities
Investments purchased payable	—	301,476	—	—
Capital shares redeemed payable	—	568,417	66,202	—
Other affiliates payable	9,900	33,910	130,903	9,120
Officer’s and Trustees’ fees payable	5,196	5,956	7,978	5,372
Investment advisory fees payable	1,821	42,244	98,831	1,404
Income dividends payable	809	43,339	6,654	3,719
Service and distribution fees payable	11	5,861	—	26
Other accrued expenses payable	19,325	28,105	49,893	19,589

Total liabilities	37,062	1,029,308	360,461	39,230

Net Assets	$67,424,070	$177,133,654	$431,087,139	$53,028,759

Net Assets Consist of
Paid-in capital	$67,447,573	$177,106,039	$431,082,410	$53,016,267
Undistributed (distributions in excess of) net investment income	—	1,653	(2,879)	142
Accumulated net realized gain (loss)	(23,503)	25,962	7,608	12,350

Net Assets	$67,424,070	$177,133,654	$431,087,139	$53,028,759

[1] Investments at cost - unaffiliated	$67,250,172	$174,600,013	$417,413,190	$52,172,764
Net Asset Value
Institutional
Net assets	$64,346,062	$151,933,078	$369,468,869	$52,410,235
Shares outstanding[2]	64,364,375	151,901,627	369,412,339	52,393,622
Net asset value	$1.00	$1.00	$1.00	$1.00
Service
Net assets	$2,951,161	$8,540,589	$38,523,270	$618,524
Shares outstanding[2]	2,951,690	8,540,424	38,527,311	618,378
Net asset value	$1.00	$1.00	$1.00	$1.00
Investor A
Net assets	$126,847	$16,659,987	$23,095,000	—
Shares outstanding[2]	126,897	16,662,578	23,090,099	—
Net asset value	$1.00	$1.00	$1.00	—

2	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	31

Statements of Operations

Six Months Ended September 30, 2009 (Unaudited)	Money Market Portfolio	U.S. Treasury Money Market Portfolio	Municipal Money Market Portfolio	New Jersey Municipal Money Market Portfolio
Investment Income
Income	$5,931,807	$623,549	$934,991	$539,236

Expenses
Investment advisory	3,510,664	1,114,129	628,856	303,437
Service and distribution - class specific	1,606,688	375,002	227,885	51,660
Transfer agent - class specific	1,150,732	298,756	190,532	78,944
Administration	523,453	184,759	104,809	50,573
Federal insurance	299,479	24,484	65,834	30,579
Administration - class specific	202,457	61,896	34,937	16,858
Printing	155,821	27,273	15,168	6,390
Registration	54,928	22,797	24,675	5,527
Professional	30,686	20,631	22,140	20,497
Custodian	27,724	15,472	6,429	4,537
Officer and Trustees	20,741	13,809	11,126	10,340
Miscellaneous	25,836	14,077	8,741	8,971

Total expenses	7,609,209	2,173,085	1,341,132	588,313
Less fees waived by advisor	(926,598)	(813,972)	(237,017)	(147,198)
Less administration fees waived - class specific	(147,832)	(61,896)	(31,908)	(13,792)
Less transfer agent fees waived - class specific	(11,645)	(3,348)	(1,379)	(503)
Less transfer agent fees reimbursed - class specific	(676,271)	(295,398)	(133,658)	(68,886)
Less service fees waived - class specific	(929,634)	(375,001)	(204,614)	(9,666)
Less fees paid indirectly	(629)	(10)	(3)	(3)

Total expenses after fees waived, reimbursed and paid indirectly	4,916,600	623,460	732,553	348,265

Net investment income	1,015,207	89	202,438	190,971

Realized Gain
Net realized gain from investments	48,442	4,238	—	20,174

Net Increase in Net Assets Resulting from Operations	$1,063,649	$4,327	$202,438	$211,145

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

North Carolina Municipal Money Market Portfolio	Ohio Municipal Money Market Portfolio	Pennsylvania Municipal Money Market Portfolio	Virginia Municipal Money Market Portfolio

$201,140	$913,897	$1,630,818	$194,272

189,984	459,616	1,290,617	164,755
4,007	41,114	87,588	825
9,439	111,888	404,728	27,896
31,664	76,603	211,184	27,459
12,819	32,481	120,539	17,440
10,555	25,534	70,532	9,153
3,721	9,230	27,616	3,278
5,664	4,420	7,476	6,898
26,858	21,580	28,111	21,439
2,169	5,713	6,364	2,070
9,687	10,719	13,837	9,775
4,216	8,704	9,532	3,680

310,783	807,602	2,278,124	294,668
(147,379)	(198,161)	(417,101)	(129,487)
(10,198)	(22,689)	(65,600)	(9,072)
(271)	(753)	(2,184)	(263)
(8,786)	(108,251)	(392,597)	(27,595)
(3,306)	(411)	(63,414)	(402)
—	(4)	(2)	—

140,843	477,333	1,337,226	127,849

60,297	436,564	293,592	66,423

—	29,043	4,601	—

$60,297	$465,607	$298,193	$66,423

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	33

Statements of Changes in Net Assets

	Money Market Portfolio			U.S. Treasury Money Market Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2009 (Unaudited)	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008	Six Months Ended September 30, 2009 (Unaudited)	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008
Operations
Net investment income	$1,015,207	$13,333,928	$55,006,080	$89	$389,047	$12,435,378
Net realized gain (loss)	48,442	89,181	100,671	4,238	58,726	—

Net increase in net assets resulting from operations	1,063,649	13,423,109	55,106,751	4,327	447,773	12,435,378

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(687,853)	(5,053,913)	(21,187,525)	(35)	(241,378)	(6,906,104)
Service	(146,274)	(3,435,645)	(15,512,508)	(36)	(102,341)	(4,696,483)
Hilliard Lyons	(34,432)	(1,158,508)	(4,661,065)	—	—	—
Investor A	(127,568)	(3,386,607)	(13,153,317)	(19)	(45,328)	(832,791)
Investor B	(4,623)	(98,423)	(299,468)	—	—	—
Investor C	(14,458)	(200,832)	(192,197)	—	—	—
Net realized gain:
Institutional Class	(925)	—	—	(587)	—	—
Service Class	(871)	—	—	(616)	—	—
Hilliard Lyons Class	(294)	—	—	—	—	—
Investor A Class	(874)	—	—	(323)	—	—
Investor B Class	(33)	—	—	—	—	—
Investor C Class	(55)	—	—	—	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(1,018,260)	(13,333,928)	(55,006,080)	(1,616)	(389,047)	(12,435,378)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(411,109,882)	111,232,816	3,878,510	(115,377,339)	(249,591,546)	204,594,923

Net Assets
Total increase (decrease) in net assets	(411,064,493)	111,321,997	3,979,181	(115,374,628)	(249,532,820)	204,594,923
Beginning of period	1,808,489,018	1,697,167,021	1,693,187,840	545,620,840	795,153,660	590,558,737

End of period	$1,397,424,525	$1,808,489,018	$1,697,167,021	$430,246,212	$545,620,840	$795,153,660

Undistributed net investment income	$180,710	$180,711	$64,239	$54,737	$54,738	$46,591

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Municipal Money Market Portfolio			New Jersey Municipal Money Market Portfolio			North Carolina Municipal Money Market Portfolio
Six Months Ended September 30, 2009 (Unaudited)	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008	Six Months Ended September 30, 2009 (Unaudited)	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008	Six Months Ended September 30, 2009 (Unaudited)	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008

$202,438	$1,330,621	$7,713,014	$190,971	$856,529	$4,179,129	$60,297	$325,983	$1,860,322
—	(1,680)	5,580	20,174	3,450	1,356	—	—	(15,916)

202,438	1,328,941	7,718,594	211,145	859,979	4,180,485	60,297	325,983	1,844,406

(101,263)	(465,164)	(1,696,884)	(170,099)	(623,796)	(2,847,071)	(59,317)	(313,640)	(1,769,978)
(12,990)	(256,751)	(1,670,023)	(10,076)	(111,008)	(676,083)	(965)	(11,837)	(87,834)
(86,766)	(583,530)	(4,233,965)	—	—	—	—	—	—
(1,419)	(25,176)	(112,142)	(10,796)	(121,725)	(655,975)	(15)	(506)	(2,510)
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—

(202,438)	(1,330,621)	(7,713,014)	(190,971)	(856,529)	(4,179,129)	(60,297)	(325,983)	(1,860,322)

(9,747,745)	(39,450,242)	(1,590,608)	(37,860,154)	(16,678,991)	(61,955,993)	(15,795,719)	19,504,466	(3,998,628)

(9,747,745)	(39,451,922)	(1,585,028)	(37,839,980)	(16,675,541)	(61,954,637)	(15,795,719)	19,504,466	(4,014,544)
272,276,478	311,728,400	313,313,428	150,637,615	167,313,156	229,267,793	83,219,789	63,715,323	67,729,867

$262,528,733	$272,276,478	$311,728,400	$112,797,635	$150,637,615	$167,313,156	$67,424,070	$83,219,789	$63,715,323

$8,019	$8,019	$8,019	$105	$105	$78	—	—	—

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	35

Statements of Changes in Net Assets (concluded)

	Ohio Municipal Money Market Portfolio			Pennsylvania Municipal Money Market Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2009 (Unaudited)	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008	Six Months Ended September 30, 2009 (Unaudited)	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008
Operations
Net investment income	$436,564	$1,510,343	$3,798,058	$293,592	$3,173,252	$13,788,757
Net realized gain (loss)	29,043	—	(3,081)	4,601	—	103,341

Net increase in net assets resulting from operations	465,607	1,510,343	3,794,977	298,193	3,173,252	13,892,098

Dividends to Shareholders From
Net investment income:
Institutional	(402,880)	(1,171,181)	(2,958,891)	(293,092)	(2,829,612)	(11,765,746)
Service	(9,349)	(131,397)	(221,260)	(975)	(196,052)	(1,080,244)
Investor A	(23,591)	(206,952)	(617,907)	(2,532)	(147,588)	(942,767)

Decrease in net assets resulting from dividends to shareholders	(435,820)	(1,509,530)	(3,798,058)	(296,599)	(3,173,252)	(13,788,757)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(41,472,108)	13,688,746	73,164,074	(245,248,410)	51,090,783	35,314,113

Net Assets
Total increase (decrease) in net assets	(41,442,321)	13,689,559	73,160,993	(245,246,816)	51,090,783	35,417,454
Beginning of period	218,575,975	204,886,416	131,725,423	676,333,955	625,243,172	589,825,718

End of period	$177,133,654	$218,575,975	$204,886,416	$431,087,139	$676,333,955	$625,243,172

Undistributed (distributions in excess of) net investment income	$1,653	$909	$96	$(2,879)	$128	$—

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Virginia Municipal Money Market Portfolio
Six Months Ended September 30, 2009 (Unaudited)	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008

$66,423	$380,426	$2,485,065
—	14,427	2,423

66,423	394,853	2,487,488

(66,377)	(379,602)	(2,473,787)
(46)	(824)	(11,278)
—	—	—

(66,423)	(380,426)	(2,485,065)

(23,463,376)	(14,601,974)	8,399,812

(23,463,376)	(14,587,547)	8,402,235
76,492,135	91,079,682	82,677,447

$53,028,759	$76,492,135	$91,079,682

$142	$142	$142

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	37

Financial Highlights	Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2009	Period October 1, 2008 to March 31,	Year Ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0013	0.0090	0.0346	0.0498	0.0436	0.0233	0.0083
Dividends from net investment income	(0.0013)	(0.0090)	(0.0346)	(0.0498)	(0.0436)	(0.0233)	(0.0083)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.13%[1]	0.90%[1]	3.52%	5.10%	4.44%	2.36%	0.84%

Ratios to Average Net Assets
Total expenses	0.74%[2]	0.75%[2]	0.56%	0.58%	0.63%	0.71%	0.63%

Total expenses after fees waived, reimbursed and paid indirectly	0.44%[2]	0.46%[2]	0.42%	0.42%	0.42%	0.42%	0.42%

Net investment income	0.29%[2]	1.79%[2]	3.57%	4.99%	4.36%	2.30%	0.78%

Supplemental Data
Net assets, end of period (000)	$424,154	$543,487	$595,728	$745,726	$568,058	$574,473	$593,380

	Service
	Six Months Ended September 30, 2009	Period October 1, 2008 to March 31,	Year Ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0075	0.0318	0.0469	0.0407	0.0203	0.0054
Dividend from net investment income	(0.0003)	(0.0075)	(0.0318)	(0.0469)	(0.0407)	(0.0203)	(0.0054)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.03%[1]	0.75%[1]	3.23%	4.80%	4.14%	2.05%	0.54%

Ratios to Average Net Assets
Total expenses	0.98%[2]	0.97%[2]	0.81%	0.84%	0.89%	0.96%	0.93%

Total expenses after fees waived, reimbursed and paid indirectly	0.65%[2]	0.75%[2]	0.70%	0.71%	0.71%	0.72%	0.71%

Net investment income	0.08%[2]	1.40%[2]	3.16%	4.69%	4.09%	2.02%	0.54%

Supplemental Data
Net assets, end of period (000)	$400,732	$514,764	$454,585	$405,701	$448,015	$411,831	$374,441

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Financial Highlights (continued)	Money Market Portfolio

	Hilliard Lyons
	Six Months Ended September 30, 2009	Period October 1, 2008 to March 31,	Year Ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0075	0.0319	0.0471	0.0406	0.0198	0.0043
Dividends from net investment income	(0.0002)	(0.0075)	(0.0319)	(0.0471)	(0.0406)	(0.0198)	(0.0043)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.02%[1]	0.75%[1]	3.23%	4.81%	4.13%	2.00%	0.43%

Ratios to Average Net Assets
Total expenses	0.99%[2]	1.00%[2]	0.80%	0.82%	0.98%	1.07%	1.13%

Total expenses after fees waived, reimbursed and paid indirectly	0.66%[2]	0.75%[2]	0.70%	0.70%	0.72%	0.77%	0.82%

Net investment income	0.06%[2]	1.46%[2]	3.16%	4.70%	4.06%	1.98%	0.42%

Supplemental Data
Net assets, end of period (000)	$132,734	$167,658	$144,584	$131,720	$121,243	$116,066	$116,254

1	Aggregate total investment return.

2	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	39

Financial Highlights (continued)	Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2009	Period October 1, 2008 to March 31,	Year Ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0071	0.0312	0.0461	0.0399	0.0199	0.0044
Dividends from net investment income	(0.0003)	(0.0071)	(0.0312)	(0.0461)	(0.0399)	(0.0199)	(0.0044)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.03%[1]	0.71%[1]	3.16%	4.71%	4.07%	2.01%	0.44%

Ratios to Average Net Assets
Total expenses	0.92%[2]	0.94%[2]	0.87%	0.92%	1.05%	1.06%	1.13%

Total expenses after fees waived, reimbursed and paid indirectly	0.65%[2]	0.83%[2]	0.76%	0.79%	0.79%	0.76%	0.82%

Net investment income	0.07%[2]	1.41%[2]	3.07%	4.61%	3.98%	2.04%	0.43%

Supplemental Data
Net assets, end of period (000)	$399,829	$510,950	$461,079	$393,399	$399,656	$433,609	$362,495

	Investor B
	Six Months Ended September 30, 2009	Period October 1, 2008 to March 31,	Year Ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0044	0.0250	0.0418	0.0354	0.0151	0.0015
Dividends from net investment income	(0.0002)	(0.0044)	(0.0250)	(0.0418)	(0.0354)	(0.0151)	(0.0015)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.02%[1]	0.44%[1]	2.53%	4.27%	3.60%	1.52%	0.15%

Ratios to Average Net Assets
Total expenses	1.81%[2]	1.80%[2]	1.77%	1.83%	1.83%	1.74%	1.79%

Total expenses after fees waived, reimbursed and paid indirectly	0.67%[2]	1.37%[2]	1.39%	1.22%	1.24%	1.24%	1.10%

Net investment income	0.07%[2]	0.86%[2]	2.40%	4.18%	3.54%	1.66%	0.14%

Supplemental Data
Net assets, end of period (000)	$14,886	$23,467	$15,835	$11,532	$19,462	$18,716	$8,924

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Financial Highlights (continued)	Money Market Portfolio

	Investor C
	Six Months Ended September 30, 2009	Period October 1, 2008 to March 31,	Year Ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0044	0.0250	0.0417	0.0354	0.0151	0.0044
Dividends from net investment income	(0.0003)	(0.0044)	(0.0250)	(0.0417)	(0.0354)	(0.0151)	(0.0044)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.03%[1]	0.45%[1]	2.53%	4.25%	3.60%	1.52%	0.15%

Ratios to Average Net Assets
Total expenses	1.73%[2]	1.72%[2]	1.66%	1.79%	1.78%	1.73%	1.79%

Total expenses after fees waived, reimbursed and paid indirectly	0.66%[2]	1.35%[2]	1.42%	1.24%	1.24%	1.24%	1.10%

Net investment income	0.10%[2]	0.88%[2]	2.15%	4.16%	3.59%	1.79%	0.14%

Supplemental Data
Net assets, end of period (000)	$25,090	$48,162	$25,356	$5,109	$8,866	$5,043	$884

1	Aggregate total investment return.

2	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	41

Financial Highlights (continued)	U.S. Treasury
Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2009	Period October 1, 2008 to March 31,	Year Ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0007	0.0234	0.0478	0.0422	0.0221	0.0072
Dividends from net investment income	(0.0000)	(0.0007)	(0.0234)	(0.0478)	(0.0422)	(0.0221)	(0.0072)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.00%[1]	0.07%[1]	2.37%	4.89%	4.30%	2.23%	0.72%

Ratios to Average Net Assets
Total expenses	0.78%[2]	0.79%[2]	0.59%	0.61%	0.65%	0.73%	0.70%

Total expenses after fees waived, reimbursed and paid indirectly	0.25%[2]	0.42%[2]	0.41%	0.41%	0.41%	0.41%	0.41%

Net investment income	0.01%[2]	0.15%[2]	2.26%	4.75%	4.26%	2.18%	0.68%

Supplemental Data
Net assets, end of period (000)	$165,746	$228,457	$382,033	$312,979	$211,960	$164,905	$176,136

	Service
	Six Months Ended September 30, 2009	Period October 1, 2008 to March 31,	Year Ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0004	0.0206	0.0450	0.0393	0.0190	0.0042
Dividends from net investment income	(0.0000)	(0.0004)	(0.0206)	(0.0450)	(0.0393)	(0.0190)	(0.0042)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.00%[1]	0.04%[1]	2.08%	4.60%	4.00%	1.93%	0.42%

Ratios to Average Net Assets
Total expenses	0.97%[2]	0.98%[2]	0.84%	0.86%	0.90%	0.98%	0.99%

Total expenses after fees waived, reimbursed and paid indirectly	0.25%[2]	0.48%[2]	0.69%	0.69%	0.70%	0.71%	0.71%

Net investment income	0.00%[2]	0.08%[2]	2.08%	4.50%	3.94%	1.99%	0.41%

Supplemental Data
Net assets, end of period (000)	$173,229	$213,402	$289,805	$245,609	$246,517	$257,187	$219,788

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Financial Highlights (continued)	U.S. Treasury
Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2009	Period October 1, 2008 to March 31,	Year Ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0004	0.0206	0.0450	0.0388	0.0186	0.0031
Dividends from net investment income	(0.0000)	(0.0004)	(0.0206)	(0.0450)	(0.0388)	(0.0186)	(0.0031)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.00%[1]	0.04%[1]	2.08%	4.59%	3.95%	1.88%	0.31%

Ratios to Average Net Assets
Total expenses	0.87%[2]	0.89%[2]	0.85%	0.86%	1.04%	1.07%	1.19%

Total expenses after fees waived, reimbursed and paid indirectly	0.25%[2]	0.48%[2]	0.69%	0.70%	0.75%	0.75%	0.82%

Net investment income	0.01%[2]	0.08%[2]	1.86%	4.49%	3.86%	1.83%	0.31%

Supplemental Data
Net assets, end of period (000)	$91,271	$103,762	$123,316	$31,970	$28,593	$31,990	$41,283

1	Aggregate total investment return.

2	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	43

Financial Highlights (continued)	Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2009 (Unaudited)	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0010	0.0050	0.0234	0.0331	0.0289	0.0172	0.0073
Dividends from net investment income	(0.0010)	(0.0050)	(0.0234)	(0.0331)	(0.0289)	(0.0172)	(0.0073)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.10%[1]	0.50%[1]	2.36%	3.36%	2.93%	1.74%	0.73%

Ratios to Average Net Assets
Total expenses	0.79%[2]	0.82%[2]	0.60%	0.63%	0.67%	0.74%	0.71%

Total expenses after fees waived, reimbursed and paid indirectly	0.44%[2]	0.47%[2]	0.42%	0.42%	0.42%	0.42%	0.42%

Net investment income	0.23%[2]	0.95%[2]	2.26%	3.29%	2.88%	1.69%	0.69%

Supplemental Data
Net assets, end of period (000)	$80,175	$101,246	$92,663	$42,083	$61,154	$75,789	$126,534

	Service
	Six Months Ended September 30, 2009 (Unaudited)	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0035	0.0206	0.0301	0.0260	0.0143	0.0043
Dividends from net investment income	(0.0002)	(0.0035)	(0.0206)	(0.0301)	(0.0260)	(0.0143)	(0.0043)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.02%[1]	0.35%[1]	2.08%	3.05%	2.63%	1.44%	0.43%

Ratios to Average Net Assets
Total expenses	0.97%[2]	1.00%[2]	0.86%	0.91%	0.91%	0.99%	1.00%

Total expenses after fees waived, reimbursed and paid indirectly	0.59%[2]	0.77%[2]	0.70%	0.72%	0.71%	0.72%	0.72%

Net investment income	0.07%[2]	0.78%[2]	2.06%	3.00%	2.64%	1.45%	0.42%

Supplemental Data
Net assets, end of period (000)	$70,352	$47,592	$81,843	$100,454	$132,523	$93,844	$70,344

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Financial Highlights (continued)	Municipal Money Market Portfolio

	Hilliard Lyons
	Six Months Ended September 30, 2009 (Unaudited)	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0007	0.0048	0.0231	0.0328	0.0284	0.0163	0.0056
Dividends from net investment income	(0.0007)	(0.0048)	(0.0231)	(0.0328)	(0.0284)	(0.0163)	(0.0056)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.07%[1]	0.48%[1]	2.34%	3.33%	2.87%	1.64%	0.57%

Ratios to Average Net Assets
Total expenses	1.04%[2]	1.07%[2]	0.85%	0.88%	1.02%	1.09%	1.13%

Total expenses after fees waived, reimbursed and paid indirectly	0.50%[2]	0.51%[2]	0.45%	0.45%	0.47%	0.52%	0.59%

Net investment income	0.17%[2]	0.98%[2]	2.29%	3.28%	2.84%	1.62%	0.56%

Supplemental Data
Net assets, end of period (000)	$107,911	$118,137	$130,218	$166,999	$140,409	$126,397	$127,151

	Investor A
	Six Months Ended September 30, 2009 (Unaudited)	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0035	0.0205	0.0302	0.0258	0.0136	0.0042
Dividends from net investment income	(0.0003)	(0.0035)	(0.0205)	(0.0302)	(0.0258)	(0.0136)	(0.0042)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.03%[1]	0.35%[1]	2.07%	3.06%	2.61%	1.37%	0.43%

Ratios to Average Net Assets
Total expenses	0.91%[2]	0.94%[2]	0.86%	0.89%	1.03%	1.11%	1.19%

Total expenses after fees waived, reimbursed and paid indirectly	0.58%[2]	0.77%[2]	0.71%	0.71%	0.73%	0.79%	0.72%

Net investment income	0.09%[2]	0.76%[2]	2.02%	3.01%	2.53%	1.29%	0.42%

Supplemental Data
Net assets, end of period (000)	$4,090	$5,301	$7,004	$3,776	$2,830	$4,262	$7,322

1	Aggregate total investment return.

2	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	45

Financial Highlights (continued)	New Jersey Municipal
Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2009 (Unaudited)	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0018	0.0058	0.0228	0.0326	0.0285	0.0175	0.0074
Dividends from net investment income	(0.0018)	(0.0058)	(0.0228)	(0.0326)	(0.0285)	(0.0175)	(0.0074)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.18%[1]	0.59%[1]	2.30%	3.31%	2.89%	1.76%	0.74%

Ratios to Average Net Assets
Total expenses	0.79%[2]	0.82%[2]	0.61%	0.62%	0.66%	0.74%	0.72%

Total expenses after fees waived, reimbursed and paid indirectly	0.41%[2]	0.43%[2]	0.39%	0.39%	0.39%	0.39%	0.39%

Net investment income	0.39%[2]	1.15%[2]	2.30%	3.26%	2.88%	1.73%	0.74%

Supplemental Data
Net assets, end of period (000)	$78,521	$103,465	$114,696	$156,005	$99,173	$74,329	$80,530

	Service
	Six Months Ended September 30, 2009 (Unaudited)	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0004	0.0044	0.0200	0.0298	0.0256	0.0145	0.0044
Dividends from net investment income	(0.0004)	(0.0044)	(0.0200)	(0.0298)	(0.0256)	(0.0145)	(0.0044)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.05%[1]	0.44%[1]	2.02%	3.03%	2.60%	1.46%	0.44%

Ratios to Average Net Assets
Total expenses	1.04%[2]	1.06%[2]	0.86%	0.88%	0.92%	0.99%	1.01%

Total expenses after fees waived, reimbursed and paid indirectly	0.68%[2]	0.73%[2]	0.67%	0.67%	0.68%	0.69%	0.69%

Net investment income	0.11%[2]	0.89%[2]	2.07%	2.98%	2.57%	1.45%	0.44%

Supplemental Data
Net assets, end of period (000)	$20,880	$23,791	$25,401	$43,013	$56,955	$59,794	$59,899

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Financial Highlights (continued)	New Jersey Municipal
Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2009 (Unaudited)	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0005	0.0045	0.0200	0.0298	0.0255	0.0138	0.0044
Dividends from net investment income	(0.0005)	(0.0045)	(0.0200)	(0.0298)	(0.0255)	(0.0138)	(0.0044)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.05%[1]	0.45%[1]	2.02%	3.03%	2.58%	1.39%	0.44%

Ratios to Average Net Assets
Total expenses	0.91%[2]	0.93%[2]	0.86%	0.87%	1.02%	1.11%	1.21%

Total expenses after fees waived, reimbursed and paid indirectly	0.67%[2]	0.69%[2]	0.67%	0.67%	0.69%	0.75%	0.69%

Net investment income	0.13%[2]	0.92%[2]	1.96%	2.99%	2.56%	1.40%	0.43%

Supplemental Data
Net assets, end of period (000)	$13,396	$23,381	$27,216	$30,250	$17,662	$15,027	$12,821

1	Aggregate total investment return.

2	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	47

Financial Highlights (continued)	North Carolina Municipal
Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2009 (Unaudited)	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0007	0.0052	0.0234	0.0336	0.0299	0.0185	0.0084
Dividends from net investment income	(0.0007)	(0.0052)	(0.0234)	(0.0336)	(0.0299)	(0.0185)	(0.0084)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.07%[1]	0.52%[1]	2.37%	3.42%	3.04%	1.87%	0.85%

Ratios to Average Net Assets
Total expenses	0.71%[2]	0.77%[2]	0.67%	0.68%	0.70%	0.80%	0.74%

Total expenses after fees waived, reimbursed and paid indirectly	0.32%[2]	0.34%[2]	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	0.16%[2]	0.98%[2]	2.31%	3.36%	3.00%	1.84%	0.84%

Supplemental Data
Net assets, end of period (000)	$64,346	$79,880	$60,404	$66,246	$61,086	$56,017	$58,168

	Service
	Six Months Ended September 30, 2009 (Unaudited)	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0037	0.0207	0.0307	0.0270	0.0155	0.0054
Dividends from net investment income	(0.0003)	(0.0037)	(0.0207)	(0.0307)	(0.0270)	(0.0155)	(0.0054)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.03%[1]	0.37%[1]	2.08%	3.12%	2.73%	1.56%	0.54%

Ratios to Average Net Assets
Total expenses	0.96%[2]	1.01%[2]	0.92%	0.94%	0.98%	1.07%	1.03%

Total expenses after fees waived, reimbursed and paid indirectly	0.40%[2]	0.63%[2]	0.58%	0.58%	0.60%	0.60%	0.60%

Net investment income	0.08%[2]	0.75%[2]	2.09%	3.10%	2.61%	1.69%	0.55%

Supplemental Data
Net assets, end of period (000)	$2,951	$3,172	$3,156	$1,295	$656	$6,923	$160

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Financial Highlights (continued)	North Carolina Municipal
Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2009 (Unaudited)	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0032	0.0190	0.0298	0.0264	0.0151	0.0054
Dividends from net investment income	(0.0001)	(0.0032)	(0.0190)	(0.0298)	(0.0264)	(0.0151)	(0.0054)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.01%[1]	0.32%[1]	1.92%	3.03%	2.67%	1.52%	0.55%

Ratios to Average Net Assets
Total expenses	1.12%[2]	1.18%[2]	1.08%	1.02%	1.10%	1.15%	1.23%

Total expenses after fees waived, reimbursed and paid indirectly	0.45%[2]	0.73%[2]	0.74%	0.67%	0.66%	0.64%	0.60%

Net investment income	0.04%[2]	0.61%[2]	1.98%	2.98%	2.64%	1.51%	0.54%

Supplemental Data
Net assets, end of period (000)	$127	$168	$155	$189	$316	$321	$319

1	Aggregate total investment return.

2	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	49

Financial Highlights (continued)	Ohio Municipal
Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2009 (Unaudited)	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0024	0.0071	0.0245	0.0336	0.0297	0.0182	0.0087
Dividends from net investment income	(0.0024)	(0.0071)	(0.0245)	(0.0336)	(0.0297)	(0.0182)	(0.0087)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.24%[1]	0.72%[1]	2.48%	3.41%	3.01%	1.83%	0.87%

Ratios to Average Net Assets
Total expenses	0.75%[2]	0.73%[2]	0.62%	0.62%	0.67%	0.73%	0.72%

Total expenses after fees waived, reimbursed and paid indirectly	0.41%[2]	0.42%[2]	0.39%	0.39%	0.39%	0.39%	0.39%

Net investment income	0.49%[2]	1.37%[2]	2.41%	3.35%	2.99%	1.79%	0.87%

Supplemental Data
Net assets, end of period (000)	$151,933	$179,038	$137,274	$101,325	$131,016	$88,697	$122,030

	Service
	Six Months Ended September 30, 2009 (Unaudited)	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0010	0.0058	0.0217	0.0308	0.0268	0.0152	0.0057
Dividends from net investment income	(0.0010)	(0.0058)	(0.0217)	(0.0308)	(0.0268)	(0.0152)	(0.0057)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.09%[1]	0.57%[1]	2.20%	3.13%	2.72%	1.53%	0.57%

Ratios to Average Net Assets
Total expenses	1.04%[2]	0.99%[2]	0.87%	0.87%	0.92%	0.98%	1.01%

Total expenses after fees waived, reimbursed and paid indirectly	0.70%[2]	0.71%[2]	0.67%	0.67%	0.68%	0.69%	0.69%

Net investment income	0.20%[2]	1.33%[2]	2.11%	3.09%	2.65%	1.50%	0.56%

Supplemental Data
Net assets, end of period (000)	$8,541	$14,636	$26,403	$8,199	$5,647	$10,224	$15,311

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Financial Highlights (continued)	Ohio Municipal
Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2009 (Unaudited)	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0010	0.0057	0.0217	0.0308	0.0267	0.0150	0.0046
Dividends from net investment income	(0.0010)	(0.0057)	(0.0217)	(0.0308)	(0.0267)	(0.0150)	(0.0046)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.10%[1]	0.58%[1]	2.20%	3.13%	2.70%	1.51%	0.46%

Ratios to Average Net Assets
Total expenses	0.88%[2]	0.90%[2]	0.87%	0.87%	1.01%	1.06%	1.20%

Total expenses after fees waived, reimbursed and paid indirectly	0.68%[2]	0.70%[2]	0.67%	0.67%	0.69%	0.71%	0.80%

Net investment income	0.22%[2]	1.29%[2]	2.13%	3.08%	2.67%	1.47%	0.46%

Supplemental Data
Net assets, end of period (000)	$16,660	$24,902	$41,209	$22,201	$20,267	$20,893	$32,171

1	Aggregate total investment return.

2	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	51

Financial Highlights (continued)	Pennsylvania Municipal
Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2009 (Unaudited)	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0005	0.0047	0.0222	0.0329	0.0290	0.0178	0.0073
Dividends from net investment income	(0.0005)	(0.0047)	(0.0222)	(0.0329)	(0.0290)	(0.0178)	(0.0073)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.06%[1]	0.48%[1]	2.24%	3.34%	2.94%	1.79%	0.73%

Ratios to Average Net Assets
Total expenses	0.76%[2]	0.75%[2]	0.58%	0.59%	0.64%	0.72%	0.71%

Total expenses after fees waived, reimbursed and paid indirectly	0.43%[2]	0.46%[2]	0.42%	0.42%	0.42%	0.42%	0.42%

Net investment income	0.14%[2]	0.93%[2]	2.21%	3.29%	2.92%	1.78%	0.73%

Supplemental Data
Net assets, end of period (000)	$369,469	$589,724	$535,882	$500,402	$464,708	$430,376	$426,130

	Service
	Six Months Ended September 30, 2009 (Unaudited)	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [3]	0.0033	0.0194	0.0301	0.0261	0.0148	0.0043
Dividends from net investment income	(0.0000)[3]	(0.0033)	(0.0194)	(0.0301)	(0.0261)	(0.0148)	(0.0043)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.00%[1]	0.33%[1]	1.96%	3.06%	2.65%	1.49%	0.43%

Ratios to Average Net Assets
Total expenses	0.92%[2]	0.92%[2]	0.83%	0.84%	0.89%	0.97%	0.99%

Total expenses after fees waived, reimbursed and paid indirectly	0.55%[2]	0.74%[2]	0.70%	0.70%	0.71%	0.72%	0.72%

Net investment income	0.02%[2]	0.69%[2]	1.94%	3.01%	2.63%	1.47%	0.43%

Supplemental Data
Net assets, end of period (000)	$38,523	$52,127	$52,654	$55,934	$44,406	$34,219	$32,866

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Financial Highlights (continued)	Pennsylvania Municipal
Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2009 (Unaudited)	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0035	0.0194	0.0300	0.0259	0.0155	0.0045
Dividends from net investment income	(0.0001)	(0.0035)	(0.0194)	(0.0300)	(0.0259)	(0.0155)	(0.0045)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.01%[1]	0.35%[1]	1.96%	3.05%	2.62%	1.56%	0.45%

Ratios to Average Net Assets
Total expenses	0.85%[2]	0.86%[2]	0.83%	0.85%	1.01%	0.96%	1.17%

Total expenses after fees waived, reimbursed and paid indirectly	0.53%[2]	0.71%[2]	0.70%	0.71%	0.73%	0.65%	0.70%

Net investment income	0.04%[2]	0.72%[2]	1.68%	3.00%	2.49%	1.64%	0.44%

Supplemental Data
Net assets, end of period (000)	$23,095	$34,483	$36,708	$33,490	$28,542	$72,079	$29,647

1	Aggregate total investment return.

2	Annualized.

3	Less than $0.00005 or $(0.00005) per share.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	53

Financial Highlights (concluded)	Virginia Municipal
Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2009 (Unaudited)	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0009	0.0041	0.0228	0.0336	0.0295	0.0181	0.0082
Dividends from net investment income	(0.0009)	(0.0041)	(0.0228)	(0.0336)	(0.0295)	(0.0181)	(0.0082)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.09%[1]	0.42%[1]	2.31%	3.42%	2.99%	1.83%	0.82%

Ratios to Average Net Assets
Total expenses	0.78%[2]	0.79%[2]	0.65%	0.67%	0.75%	0.92%	0.89%

Total expenses after fees waived, reimbursed and paid indirectly	0.32%[2]	0.35%[2]	0.30%	0.30%	0.29%	0.30%	0.30%

Net investment income	0.21%[2]	0.92%[2]	2.30%	3.37%	3.03%	1.84%	0.83%

Supplemental Data
Net assets, end of period (000)	$52,410	$75,817	$90,845	$81,190	$71,518	$24,169	$17,857

	Service
	Six Months Ended September 30, 2009 (Unaudited)	Period October 1, 2008 to March 31, 2009	Year Ended September 30,		Period April 24, 2006[3] to September 30, 2006[4]	Period May 13, 2005[3] to June 27, 2005[5]
			2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0031	0.0201	0.0307	0.0104	0.0023
Dividends from net investment income	(0.0001)	(0.0031)	(0.0201)	(0.0307)	(0.0104)	(0.0023)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.01%[1]	0.31%[1]	2.02%	3.11%	1.05%[1]	0.23%[1]

Ratios to Average Net Assets
Total expenses	0.97%[2]	0.98%[2]	0.89%	0.91%	1.09%[2]	1.18%[2]

Total expenses after fees waived, reimbursed and paid indirectly	0.49%[2]	0.53%[2]	0.58%	0.58%	0.58%[2]	0.60%[2]

Net investment income	0.04%[2]	0.38%[2]	2.39%	3.14%	3.11%[2]	1.96%[2]

Supplemental Data
Net assets, end of period (000)	$619	$675	$234	$1,488	$— [4]	$— [5]

1	Aggregate total investment return.

2	Annualized.

3	Reissuance of shares.

4	There were no Service shares outstanding during the period May 3, 2006 to June 1, 2006.

5	There were no Service shares outstanding as of September 30, 2005.

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock FundsSM (the “Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of September 30, 2009, the Fund had 27 registered portfolios, of which BlackRock Money Market Portfolio (“Money Market”), BlackRock U.S. Treasury Money Market Portfolio (“U.S. Treasury”), BlackRock Municipal Money Market Portfolio (“Municipal”), BlackRock New Jersey Municipal Money Market Portfolio (“New Jersey Municipal”), BlackRock North Carolina Municipal Money Market Portfolio (“North Carolina Municipal”), BlackRock Ohio Municipal Money Market Portfolio (“Ohio Municipal”), BlackRock Pennsylvania Municipal Money Market Portfolio (“Pennsylvania Municipal”) and BlackRock Virginia Municipal Money Market Portfolio (“Virginia Municipal”) (collectively the “Portfolios”) are included in these financial statements. The Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Portfolio may offer Shares of Institutional, Service, Investor A, Investor B and Investor C classes. In addition, Money Market and Municipal may offer Hilliard Lyons Shares. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the Service, Hilliard Lyons, Investor A, Investor B and Investor C Shares bear certain expenses related to the service of such shares and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Portfolios:

Valuation: The Portfolios’ securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security.

Repurchase Agreements: The Portfolios may invest in US government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by each Portfolio’s custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Portfolios could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income is recognized on the accrual method. The Portfolios amortize all premiums and discounts on debt securities. Income and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend dates.

Income Taxes: It is the Portfolios’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Portfolios file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Portfolio’s US federal income tax returns remains open for each of the three years ended September 30, 2008 and the period ended March 31, 2009. The statutes of limitations on each Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, amended guidance was issued by the Financial Accounting Standards Board for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Portfolios’ financial statements and disclosures, if any, is currently being assessed.

Other: Expenses directly related to a Portfolio or class are charged to that Portfolio or its classes. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of a Portfolio are allocated daily to each class based on its relative net assets.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	55

Notes to Financial Statements (continued)

2. Investment Advisory Agreements and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc., (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purpose, but BAC is not.

The Fund, on behalf of the Portfolios, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of each Portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolios. For such services, each Portfolio pays the Manager a monthly fee, based on the average daily net assets at the following annual rates: 0.45% of the first $1 billion, 0.40% of the next $1 billion, 0.375% of the next $1 billion and 0.35% of the assets in excess of $3 billion.

The Manager has entered into separate sub-advisory agreements with BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Manager, pursuant to which BIMC serves as sub-advisor for each Portfolio. The Manager pays the sub-advisor, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Portfolios to the Manager.

The Manager contractually agreed to waive or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses until August 1, 2010, in order to limit expenses. This agreement is reviewed annually by the Board. The current expense limitations as a percentage of net assets were as follows:

	Share Classes
	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C
Money Market	0.42%	0.72%	0.91%	0.89%	1.49%	1.49%
U.S. Treasury	0.41%	0.71%	N/A	0.88%	N/A	N/A
Municipal	0.42%	0.72%	0.66%	0.89%	N/A	N/A
New Jersey Municipal	0.39%	0.69%	N/A	0.96%	N/A	N/A
North Carolina Municipal	0.30%	0.60%	N/A	0.87%	N/A	N/A
Ohio Municipal	0.39%	0.69%	N/A	0.96%	N/A	N/A
Pennsylvania Municipal	0.42%	0.72%	N/A	0.99%	N/A	N/A
Virginia Municipal	0.30%	0.60%	N/A	0.87%[1]	N/A	N/A

1	There were no shares outstanding as of September 30, 2009.

PFPC Trust Company, an indirect, wholly owned subsidiary of PNC, serves as custodian for each Portfolio. For these services, the custodian receives a fee computed daily and payable monthly, based on a percentage of the average daily gross assets of each Portfolio. The fee is paid at the following annual rates: 0.0025% of the first $2 billion and 0.002% of average daily gross assets in excess of $2 billion; plus per transaction charges and other miscellaneous fees incurred on behalf of each Portfolio.

Pursuant to the Fund’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances, which are included on the Statements of Operations as fees paid indirectly.

PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”), an indirect, wholly owned subsidiary of PNC, serves as transfer and dividend disbursing agent. Each class of each Portfolio bears the costs of transfer agent fees associated with such respective class. Transfer agent fees borne by each class of each Portfolio are comprised of those fees charged for all shareholder communications, including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of each Portfolio, 12b-1 fee calculations, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, affiliates provide certain Portfolios with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended September 30, 2009, the Portfolios paid the following fees in return for these services, which are included in transfer agent fees – class specific in the Statements of Operations:

Money Market	$759,323
U.S. Treasury	$268,564
Municipal	$96,728
New Jersey Municipal	$73,043
North Carolina Municipal	$6,098
Ohio Municipal	$110,412
Pennsylvania Municipal	$385,416
Virginia Municipal	$23,400

PNCGIS and the Manager act as co-administrators for the Portfolios. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of the average daily net assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million of each Portfolio, 0.015% of the next $500 million and 0.005% of the average daily net assets in excess of $1 billion. In addition, PNCGIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Portfolio or a share class.

The Fund, on behalf of the Portfolios, has entered into a separate Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the

56	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Notes to Financial Statements (continued)

Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Portfolios pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Portfolio as follows:

	Service Fee	Distribution Fee
Service	0.25%	—
Hilliard Lyons	0.25%	—
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, and BRIL provide shareholder servicing and distribution services to each Portfolio. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Hillard Lyons, Investor A, Investor B and Investor C shareholders.

The Manager and BRIL voluntarily agreed to waive management and service fees and reimburse operating expenses to enable the Portfolios to maintain a minimum daily net investment income dividend. These amounts are reported in the Statements of Operations as fees waived by advisor, service fees waived – class specific and transfer agent fees reimbursed – class specific. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Portfolios, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Portfolio shares. For the six months ended September 30, 2009, each Portfolio reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent – class specific in the Statements of Operations.

	Share Classes
Call Center	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$2,299	$3,432	$1,081	$16,355	$1,969	$2,281	$27,417
U.S. Treasury	$841	$1,567	—	$940	—	—	$3,348
Municipal	$372	$385	$789	$75	—	—	$1,621
New Jersey Municipal	$373	$182	—	$171	—	—	$726
North Carolina Municipal	$263	$24	—	$12	—	—	$299
Ohio Municipal	$654	$99	—	$184	—	—	$937
Pennsylvania Municipal	$1,964	$355	—	$253	—	—	$2,572
Virginia Municipal	$263	$5	—	—	—	—	$268

For the six months ended September 30, 2009, the following charts show the various types of class specific expenses borne directly by each class of each Portfolio and any associated waivers or reimbursements of those expenses.

	Share Classes
Administration Fees	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$62,330	$56,280	$19,027	$57,972	$2,375	$4,473	$202,457
U.S. Treasury	$24,386	$24,667	—	$12,843	—	—	$61,896
Municipal	$12,118	$7,203	$15,094	$522	—	—	$34,937
New Jersey Municipal	$11,683	$2,740	—	$2,435	—	—	$16,858
North Carolina Municipal	$10,152	$384	—	$19	—	—	$10,555
Ohio Municipal	$21,422	$1,267	—	$2,845	—	—	$25,534
Pennsylvania Municipal	$61,733	$5,510	—	$3,289	—	—	$70,532
Virginia Municipal	$9,072	$81	—	—	—	—	$9,153

	Share Classes
Administration Fees Waived	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$62,330	$49,408	$17,144	$16,504	$911	$1,535	$147,832
U.S. Treasury	$24,386	$24,667	—	$12,843	—	—	$61,896
Municipal	$12,118	$4,619	$15,094	$77	—	—	$31,908
New Jersey Municipal	$11,683	$2,109	—	—	—	—	$13,792
North Carolina Municipal	$10,152	$30	—	$16	—	—	$10,198
Ohio Municipal	$21,422	$1,267	—	—	—	—	$22,689
Pennsylvania Municipal	$61,733	$2,837	—	$1,030	—	—	$65,600
Virginia Municipal	$9,072	—	—	—	—	—	$9,072

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	57

Notes to Financial Statements (continued)

		Share Classes
Service and Distribution Fees		Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market		$563,087	$190,271	$579,058	$94,795	$179,477	$1,606,688
U.S. Treasury		$246,717	—	$128,285	—	—	$375,002
Municipal		$71,730	$150,939	$5,216	—	—	$227,885
New Jersey Municipal		$27,319	—	$24,341	—	—	$51,660
North Carolina Municipal		$3,821	—	$186	—	—	$4,007
Ohio Municipal		$12,666	—	$28,448	—	—	$41,114
Pennsylvania Municipal		$54,914	—	$32,674	—	—	$87,588
Virginia Municipal		$825	—	—	—	—	$825

		Share Classes
Service Fees Waived		Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market		$268,549	$94,755	$313,860	$90,236	$162,234	$929,634
U.S. Treasury		$246,716	—	$128,285	—	—	$375,001
Municipal		$50,511	$150,939	$3,164	—	—	$204,614
New Jersey Municipal		$7,632	—	$2,034	—	—	$9,666
North Carolina Municipal		$3,120	—	$186	—	—	$3,306
Ohio Municipal		$201	—	$210	—	—	$411
Pennsylvania Municipal		$41,761	—	$21,653	—	—	$63,414
Virginia Municipal		$402	—	—	—	—	$402

	Share Classes
Transfer Agent Fees	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$413,573	$345,126	$120,260	$222,594	$22,369	$26,810	$1,150,732
U.S. Treasury	$176,301	$113,734	—	$8,721	—	—	$298,756
Municipal	$74,278	$25,470	$90,289	$495	—	—	$190,532
New Jersey Municipal	$64,321	$14,298	—	$325	—	—	$78,944
North Carolina Municipal	$9,015	$292	—	$132	—	—	$9,439
Ohio Municipal	$103,315	$8,222	—	$351	—	—	$111,888
Pennsylvania Municipal	$389,263	$14,935	—	$530	—	—	$404,728
Virginia Municipal	$27,859	$37	—	—	—	—	$27,896

	Share Classes
Transfer Agent Fees Waived	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$2,299	$2,740	$942	$4,230	$678	$756	$11,645
U.S. Treasury	$841	$1,567	—	$940	—	—	$3,348
Municipal	$372	$214	$789	$4	—	—	$1,379
New Jersey Municipal	$373	$130	—	—	—	—	$503
North Carolina Municipal	$264	—	—	$7	—	—	$271
Ohio Municipal	$654	$99	—	—	—	—	$753
Pennsylvania Municipal	$1,964	$156	—	$64	—	—	$2,184
Virginia Municipal	$263	—	—	—	—	—	$263

	Share Classes
Transfer Agent Fees Reimbursed	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$411,259	$170,264	$46,315	$35,076	$5,775	$7,582	$676,271
U.S. Treasury	$175,460	$112,157	—	$7,781	—	—	$295,398
Municipal	$73,906	$7,059	$52,654	$39	—	—	$133,658
New Jersey Municipal	$63,948	$4,938	—	—	—	—	$68,886
North Carolina Municipal	$8,752	$5	—	$29	—	—	$8,786
Ohio Municipal	$102,661	$5,590	—	—	—	—	$108,251
Pennsylvania Municipal	$387,299	$5,212	—	$86	—	—	$392,597
Virginia Municipal	$27,595	—	—	—	—	—	$27,595

If during a Portfolio’s fiscal year, the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the amount of fees waived or expenses reimbursed during those prior two years under the agreement, provided that: (1) the Portfolio of which

58	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Notes to Financial Statements (continued)

the share class is a part has more than $50 million in assets; and (2) the Manager or an affiliate continues to serve as the Portfolio’s investment advisor or administrator.

At September 30, 2009, the amounts subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring March 31,
	2010	2011	2012
Money Market	$1,995,676	$1,827,271	$1,520,570
U.S. Treasury	$979,472	$842,125	$598,260
Municipal	$566,892	$401,511	$329,716
New Jersey Municipal	$406,411	$277,606	$230,138
North Carolina Municipal	$298,744	$144,856	$166,458
Ohio Municipal	$365,290	$319,776	$329,854
Pennsylvania Municipal	$1,004,399	$975,994	$845,329
Virginia Municipal	$373,461	$181,759	$166,417

For the six months ended September 30, 2009, affiliates received the following contingent deferred sales charges relating to transactions in Investor A, Investor B and Investor C Shares:

	Investor A	Investor B	Investor C
Money Market	$26,352	$60,482	$9,091
U.S. Treasury	$1,562	—	—

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock or its affiliates. The Portfolios reimburse the Manager for compensation paid to the Fund’s Chief Compliance Officer.

3. Capital Loss Carryforward:

As of September 30, 2009, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring March 31,
	2015	2017	Total
Municipal	$4,644	$4,110	$8,754
North Carolina Municipal	$7,587	$15,916	$23,503
Ohio Municipal	—	$3,081	$3,081

4. Market and Credit Risk:

The New Jersey Money Fund, North Carolina Money Fund, Ohio Money Fund, Pennsylvania Money Fund and Virginia Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of issuer of a security to meet all its obligations (credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolios may be exposed to counterparty risk or the risk that an entity with which the Portfolios have unsettled or open transactions may default. Financial assets, which potentially expose the Portfolios to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolios’ exposure to credit and counterparty risks with respect to these financial assets approximated by their value recorded in the Portfolios’ Statements of Assets and Liabilities.

5. Capital Shares Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from sale of shares, reinvestments of dividends and cost of shares redeemed, respectively, since shares are redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

Money Market	Six Months Ended September 30, 2009	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008
Institutional
Shares sold	529,618,949	688,097,324	1,683,006,712
Shares issued in reinvestment of dividends	24,306	134,122	565,020

Total issued	529,643,255	688,231,446	1,683,571,732
Shares redeemed	(648,991,014)	(740,503,084)	(1,833,604,194)

Net decrease	(119,347,759)	(52,271,638)	(150,032,462)

Service
Shares sold	366,811,980	724,929,928	1,608,625,424
Shares issued in reinvestment of dividends	14,521	374,361	1,539,353

Total issued	366,826,501	725,304,289	1,610,164,777
Shares redeemed	(480,871,191)	(665,146,809)	(1,561,311,158)

Net increase (decrease)	(114,044,690)	60,157,480	48,853,619

Hilliard Lyons
Shares sold	43,526,968	82,000,390	130,596,300
Shares issued in reinvestment of dividends	34,726	1,158,470	4,661,065

Total issued	43,561,694	83,158,860	135,257,365
Shares redeemed	(78,490,250)	(60,092,467)	(122,402,195)

Net increase (decrease)	(34,928,556)	23,066,393	12,855,170

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	59

Notes to Financial Statements (continued)

Money Market (concluded)	Six Months Ended September 30, 2009	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008
Investor A
Shares sold	79,182,772	186,892,330	373,028,542
Shares issued in reinvestment of dividends	120,884	3,188,967	12,774,866

Total issued	79,303,656	190,081,297	385,803,408
Shares redeemed	(190,437,694)	(140,235,284)	(318,149,920)

Net increase (decrease)	(111,134,038)	49,846,013	67,653,488

Investor B
Shares sold	2,130,118	20,315,016	20,067,039
Shares issued in reinvestment of dividends	4,129	85,918	260,011

Total issued	2,134,247	20,400,934	20,327,050
Shares redeemed	(10,715,742)	(12,769,784)	(16,024,812)

Net increase (decrease)	(8,581,495)	7,631,150	4,302,238

Investor C
Shares sold	8,069,536	54,301,878	35,702,262
Shares issued in reinvestment of dividends	12,957	175,032	162,853

Total issued	8,082,493	54,476,910	35,865,115
Shares redeemed	(31,155,837)	(31,673,492)	(15,618,658)

Net increase (decrease)	(23,073,344)	22,803,418	20,246,457

U.S. Treasury
Institutional
Shares sold	287,599,491	392,826,663	627,577,505
Shares issued in reinvestment of dividends	12	1,171	7,971

Total issued	287,599,503	392,827,834	627,585,476
Shares redeemed	(350,311,418)	(546,431,314)	(558,531,522)

Net increase (decrease)	(62,711,915)	(153,603,480)	69,053,954

Service
Shares sold	175,498,623	322,597,886	959,155,204
Shares issued in reinvestment of dividends	114	13,237	936,226

Total issued	175,498,737	322,611,123	960,091,430
Shares redeemed	(215,672,196)	(399,035,700)	(915,895,764)

Net increase (decrease)	(40,173,459)	(76,424,577)	44,195,666

Investor A
Shares sold	63,779,917	91,952,424	148,984,925
Shares issued in reinvestment of dividends	338	44,684	829,739

Total issued	63,780,255	91,997,108	149,814,664
Shares redeemed	(76,272,220)	(111,560,597)	(58,469,361)

Net increase (decrease)	(12,491,965)	(19,563,489)	91,345,303

Municipal
Institutional
Shares sold	71,519,044	142,639,530	374,098,216
Shares issued in reinvestment of dividends	1,960	2,276	5,164

Total issued	71,521,004	142,641,806	374,103,380
Shares redeemed	(92,591,826)	(134,058,089)	(323,525,300)

Net increase (decrease)	(21,070,822)	8,583,717	50,578,080

Service
Shares sold	103,915,342	92,136,359	254,783,558
Shares issued in reinvestment of dividends	3,173	64,384	387,605

Total issued	103,918,515	92,200,743	255,171,163
Shares redeemed	(81,158,817)	(126,451,086)	(273,783,419)

Net increase (decrease)	22,759,698	(34,250,343)	(18,612,256)

Hilliard Lyons
Shares sold	54,117,442	46,585,462	193,148,487
Shares issued in reinvestment of dividends	86,766	583,530	4,233,805

Total issued	54,204,208	47,168,992	197,382,292
Shares redeemed	(64,429,687)	(59,249,347)	(234,166,774)

Net decrease	(10,225,479)	(12,080,355)	(36,784,482)

Investor A
Shares sold	7,388,718	8,986,394	32,573,281
Shares issued in reinvestment of dividends	1,407	25,123	111,836

Total issued	7,390,125	9,011,517	32,685,117
Shares redeemed	(8,601,267)	(10,714,778)	(29,457,067)

Net increase (decrease)	(1,211,142)	(1,703,261)	3,228,050

60	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Notes to Financial Statements (continued)

New Jersey Municipal	Six Months Ended September 30, 2009	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008
Institutional
Shares sold	82,587,711	120,802,684	303,420,394
Shares issued in reinvestment of dividends	6,044	7,143	69,072

Total issued	82,593,755	120,809,827	303,489,466
Shares redeemed	(107,551,635)	(132,042,921)	(344,799,139)

Net decrease	(24,957,880)	(11,233,094)	(41,309,673)

Service
Shares sold	1,653,678	5,847,806	6,382,942
Shares issued in reinvestment of dividends	2,163	21,178	87,489

Total issued	1,655,841	5,868,984	6,470,431
Shares redeemed	(4,570,719)	(7,478,981)	(24,082,894)

Net decrease	(2,914,878)	(1,609,997)	(17,612,463)

Investor A
Shares sold	25,582,729	24,749,011	46,297,789
Shares issued in reinvestment of dividends	10,796	121,725	655,975

Total issued	25,593,525	24,870,736	46,953,764
Shares redeemed	(35,580,921)	(28,706,636)	(49,987,621)

Net decrease	(9,987,396)	(3,835,900)	(3,033,857)

North Carolina Municipal
Institutional
Shares sold	123,053,444	92,100,809	324,411,258
Shares issued in reinvestment of dividends	44,786	204,330	862,091

Total issued	123,098,230	92,305,139	325,273,349
Shares redeemed	(138,631,844)	(72,829,716)	(331,100,017)

Net increase (decrease)	(15,533,614)	19,475,423	(5,826,668)

Service
Shares sold	375,916	1,163,357	8,544,093
Shares issued in reinvestment of dividends	906	10,726	68,924

Total issued	376,822	1,174,083	8,613,017
Shares redeemed	(597,778)	(1,158,364)	(6,750,530)

Net increase (decrease)	(220,956)	15,719	1,862,487

Investor A
Shares sold	12,681	39,206	101,025
Shares issued in reinvestment of dividends	15	506	2,504

Total issued	12,696	39,712	103,529
Shares redeemed	(53,845)	(26,388)	(137,976)

Net increase (decrease)	(41,149)	13,324	(34,447)

Ohio Municipal
Institutional
Shares sold	415,659,994	422,182,308	573,135,752
Shares issued in reinvestment of dividends	5,987	34,051	48,906

Total issued	415,665,981	422,216,359	573,184,658
Shares redeemed	(442,795,103)	(380,453,378)	(537,232,409)

Net increase (decrease)	(27,129,122)	41,762,981	35,952,249

Service
Shares sold	11,672,094	5,995,326	38,448,615
Shares issued in reinvestment of dividends	1,330	11,389	83,523

Total issued	11,673,424	6,006,715	38,532,138
Shares redeemed	(17,770,663)	(17,773,494)	(20,328,574)

Net increase (decrease)	(6,097,239)	(11,766,779)	18,203,564

Investor A
Shares sold	17,580,179	36,825,773	142,817,100
Shares issued in reinvestment of dividends	23,588	206,910	617,907

Total issued	17,603,767	37,032,683	143,435,007
Shares redeemed	(25,849,514)	(53,340,139)	(124,426,746)

Net increase (decrease)	(8,245,747)	(16,307,456)	19,008,261

Pennsylvania Municipal
Institutional
Shares sold	176,755,174	390,635,386	746,061,915
Shares issued in reinvestment of dividends	922	30,963	247,662

Total issued	176,756,096	390,666,349	746,309,577
Shares redeemed	(397,012,578)	(336,824,422)	(710,915,335)

Net increase (decrease)	(220,256,482)	53,841,927	35,394,242

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	61

Notes to Financial Statements (concluded)

Pennsylvania Municipal	Six Months Ended September 30, 2009	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008
Service
Shares sold	41,563,141	60,226,770	108,776,941
Shares issued in reinvestment of dividends	427	102,826	511,820

Total issued	41,563,568	60,329,596	109,288,761
Shares redeemed	(55,166,973)	(60,856,599)	(112,577,472)

Net decrease	(13,603,405)	(527,003)	(3,288,711)

Investor A
Shares sold	19,772,728	30,522,305	136,949,653
Shares issued in reinvestment of dividends	2,529	147,521	942,144

Total issued	19,775,257	30,669,826	137,891,797
Shares redeemed	(31,163,780)	(32,893,967)	(134,683,215)

Net increase (decrease)	(11,388,523)	(2,224,141)	3,208,582

Virginia Municipal
Institutional
Shares sold	58,782,425	62,809,374	256,444,658
Shares issued in reinvestment of dividends	4,189	15,709	122,907

Total issued	58,786,614	62,825,083	256,567,565
Shares redeemed	(82,193,831)	(77,867,227)	(246,914,496)

Net increase (decrease)	(23,407,217)	(15,042,144)	9,653,069

Service
Shares sold	76,259	447,166	1,662,060
Shares issued in reinvestment of dividends	46	824	11,278

Total issued	76,305	447,990	1,673,338
Shares redeemed	(132,464)	(7,820)	(2,926,595)

Net increase (decrease)	(56,159)	440,170	(1,253,257)

6. Federal Insurance:

The Portfolios participated in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”). As a result of the Portfolios’ participation in the Program, in the event a Portfolio’s net asset value fell below $0.995 per share, shareholders in that Portfolio would have had federal insurance of $1.00 per share up to the lesser of a shareholder’s balance in the Portfolio as of the close of business on September 19, 2008, or the amount held in the Portfolio by the shareholder on the date the guarantee was triggered. Any increase in the number of shares in a shareholder’s account after the close of business on September 19, 2008 and any investments after a shareholder closed their account would not have been guaranteed. As a participant in the Program, which expired September 18, 2009, the Portfolios paid a participation fee of 0.03% for the period December 19, 2008 through September 18, 2009 of the Portfolios’ shares outstanding value as of September 19, 2008. The participation fee for period April 1, 2009 to September 18, 2009 is included in federal insurance in the Statement of Operations. These fees are not covered by the contractual agreement to reduce fees and reimburse expenses.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Portfolios through November 25, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

62	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Fund”) met on April 16, 2009 and May 21-22, 2009 to consider the approval of the Fund’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, with respect to each of the Money Market Portfolios of the Fund (each, a “Portfolio,” and together, the “Portfolios”). The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Institutional Management Corporation (the “Sub-Advisor”) with respect to each Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Performance Oversight and Contract Committee and the Executive Committee, which each have one interested Board Member) and is chaired by Independent Board Member.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Portfolios and their shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management and portfolio managers’ analysis of the reasons for any out performance or underperformance against its peers; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolios for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) each Portfolio’s operating expenses; (d) the resources devoted to and compliance reports relating to each Portfolio’s investment objective, policies and restrictions, (e) the Fund’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; and (k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 16, 2009 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on each Portfolio’s fees and expenses, and the investment performance of each Portfolio as compared with a peer group of funds as determined by Lipper and, as pertinent, a customized peer group selected by BlackRock (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Portfolio to BlackRock; (f) sales and redemption data regarding each Portfolio’s shares; and (g) an internal comparison of management fees classified by Lipper, if applicable.

At an in-person meeting held on April 16, 2009, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 16, 2009 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 21-22, 2009 Board meeting.

At an in-person meeting held on May 21-22, 2009, the Board Members present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the Fund with respect to each Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to each Portfolio, each for a one-year term ending June 30, 2010. The Board considered all factors it believed relevant with respect to each Portfolio, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock portfolio management; (c) the advisory fee and the cost of

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	63

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Portfolio; (d) economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of the Portfolios’ portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Portfolios and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Portfolio. Throughout the year, the Board compared each Portfolio’s performance to the performance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Portfolio’s portfolio management team discussing Portfolio performance and the Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to each Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Portfolio. BlackRock and its affiliates and significant shareholders provide the Portfolios with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Portfolios by third parties) and officers and other personnel as are necessary for the operations of the Portfolios. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolios with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Portfolios and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Portfolio. In preparation for the April 16, 2009 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of each Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Portfolio as compared to a representative group of similar funds as determined by Lipper and to all funds in the Portfolio’s applicable Lipper category and, as pertinent, customized peer group selected by BlackRock. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of each Portfolio throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that, in general, the Virginia Municipal Money Market Portfolio performed better than its Peers in that the Portfolio’s performance was at or above the median of its Customized Lipper Peer Group in each of the one-, three- and five-year periods reported.

The Board noted that, in general, the Money Market Portfolio performed better than its Peers in that the Portfolio’s performance was at or above the median of its Lipper Performance Universe in two of the one-, three-and five-year periods reported.

The Board noted that, in general, the New Jersey Municipal Money Market Portfolio and the Ohio Municipal Money Market Portfolio each underperformed its Peers in that the Portfolio’s performance was below the median of its Lipper Performance Universe in at least two of the one-, three- and five-year periods reported; however, the underperformance was within 5% of the respective Lipper Performance Universe median return for all of the periods during which the Portfolio underperformed.

The Board noted that the performance of the Municipal Money Market Portfolio and the Pennsylvania Municipal Money Market Portfolio was below the median of the Portfolio’s Lipper Performance Universe for the one-, three- and five-year periods reported. The Board and BlackRock reviewed the reasons for each Portfolio’s underperformance during these periods compared with its Peers. The Board was informed that, among

64	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

other things, the underperformance of each Portfolio relative to its Peers is mainly attributable to the Portfolio’s holding a larger percentage of its assets in cash because of a scarcity of securities meeting the Portfolio’s quality standards. The decision to keep a higher percentage of the Portfolio’s assets in cash in light of the credit crisis was determined to be the prudent approach, despite its negative impact on yield. The Board and BlackRock discussed BlackRock’s commitment to providing the resources necessary to assist the portfolio managers and to improve each Portfolio’s performance.

The Board noted that the performance of the North Carolina Municipal Money Market Portfolio was below the median of its Customized Lipper Peer Group for the one-, three- and five-year periods reported. The Board and BlackRock reviewed the reasons for the Portfolio’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, the underperformance of the Portfolio relative to its Peers is mainly attributable to the Portfolio’s holding a larger percentage of its assets in cash because of a scarcity of securities meeting the Portfolio’s quality standards. The decision to keep a higher percentage of the Portfolio’s assets in cash in light of the credit crisis was determined to be the prudent approach, despite its negative impact on yield. The Board and BlackRock discussed BlackRock’s commitment to providing the resources necessary to assist the portfolio managers and to improve the Portfolio’s performance.

The Board noted that the performance of the U.S. Treasury Money Market Portfolio was below the median of its Lipper Performance Universe for the one- and five-year periods reported. The Board and BlackRock reviewed the reasons for the Portfolio’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, the Portfolio underperformed the median of its Lipper Performance Universe by 0.11% and 0.04% for the one- and five-year periods reported, respectively. The Board also noted that the Portfolio’s performance for the three-year period reported was above the median for the Lipper Performance Universe. The Board and BlackRock discussed BlackRock’s commitment to providing the resources necessary to assist the portfolio managers and to improve the Portfolio’s performance.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolios: The Board, including the Independent Board Members, reviewed each Portfolio’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared each Portfolio’s total expenses, as well as actual management fees, to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Portfolios. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolios. The Board reviewed BlackRock’s profitability with respect to each Portfolio and other funds the Board currently oversees for the year ended December 31, 2008 compared to available aggregate profitability data provided for the year ended December 31, 2007. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. The comparison indicated that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Portfolios by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the contractual advisory fees of the New Jersey Municipal Money Market Portfolio, which do not take into account any expense reimbursement or fee waivers, were lower than or equal to the median contractual advisory fees paid by the Portfolio’s Peers.

The Board noted that although the contractual advisory fees of the Money Market Portfolio, the Municipal Money Market Portfolio, the North Carolina Municipal Money Market Portfolio, the Ohio Municipal Money Market Portfolio, the Pennsylvania Municipal Money Market Portfolio and the Virginia Municipal Money Market Portfolio were above the median of the Portfolio’s respective Peers, each Portfolio’s actual advisory fees were lower than or equal to the median of its Peers.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	65

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

The Board noted the contractual advisory fees of the U.S. Treasury Money Market Portfolio were above the median of its Peers.

The Board also noted that each Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Portfolio increases, thereby allowing shareholders the potential to participate in economies of scale. The Board noted that with respect to the New Jersey Municipal Money Market Portfolio, the North Carolina Municipal Money Market Portfolio, the Ohio Municipal Money Market Portfolio, the Pennsylvania Municipal Money Market Portfolio, the U.S. Treasury Money Market Portfolio and the Virginia Municipal Money Market Portfolio, BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit the Portfolio’s total net expenses on a class basis, as applicable, and that with respect to the Money Market Portfolio and the Municipal Money Market Portfolio, BlackRock has contractually and/or voluntarily agreed to waive fees or reimburse expenses in order to limit the Portfolio’s total net expenses on a class basis, as applicable.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolios increase and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolios to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the assets of the Portfolios. The Board considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

E. Other Factors: The Board also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from its relationship with the Portfolios, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Portfolios, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with their consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board Members present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the Fund with respect to each Portfolio for a one-year term ending June 30, 2010 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to each Portfolio for a one-year term ending June 30, 2010. Based upon their evaluation of all these factors in their totality, the Board Members present at the meeting, including the Independent Board Members present at the meeting, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolios and their shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

66	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Officers and Trustees

David O. Beim, Trustee

Richard S. Davis, Trustee

Ronald W. Forbes, Co-Chair of the Board and Trustee

Henry Gabbay, Trustee

Dr. Matina Horner, Trustee

Rodney D. Johnson, Co-Chair of the Board and Trustee

Herbert I. London, Trustee and Member of the Audit Committee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Jr., Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Chair of the Audit Committee and Trustee

Frederick W. Winter, Trustee and Member of the Audit Committee

Anne F. Ackerley, Trust President and Chief Executive Officer

Richard Hoerner, Vice President

Jeffery Holland, CFA, Vice President

Brendan Kyne, Vice President

Christopher Stavrakos, Vice President

Brian Schmidt, Vice President

Simon Mendelson, Vice President

Neal J. Andrews, Chief Financial Officer of the Funds

Jay M. Fife, Treasurer

Brian P. Kindelan, Chief Compliance Officer

Howard B. Surloff, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor

BlackRock Institutional Management Corporation

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Co-Administrator and Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Wilmington, DE 19809

Custodian

PFPC Trust Company

Philadelphia, PA 19153

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Portfolios

100 Bellevue Parkway LLP

Wilmington, DE 19809

Effective July 31, 2009, Donald C. Burke, President and Chief Executive Officer of the Trust retired. The Trust’s Board wishes Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became President and Chief Executive Officer of the Trust and Jeffrey Holland and Brian Schmidt became Vice Presidents of the Trust.

Effective September 17, 2009, Richard Hoerner, Brendan Kyne, Simon Mendelson, and Christopher Stavrakos became Vice President of the Trust.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	67

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at

http://www.blackrock.com/ edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) at website http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolios during the most recent 12 month period ended June 30 is available, upon request and without charge (1) at www.blackrock.com, or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http:// www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRA’s, SEP IRA’s and 403(b) Plans.

68	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Additional Information (concluded)

Section 19 Notices

These amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Portfolio’s investment experience during the year and may be subject to changes based on the tax regulations. The Portfolios will send you a Form 1099-DIV each calendar year that will tell you how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Money Market	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Institutional	$0.001288326	$0.000002176	—	$0.001290502	100%	0%	0%	100%
Service	$0.000294163	$0.000002176	—	$0.000296339	99%	1%	0%	100%
Hilliard Lyons	$0.000209860	$0.000002176	—	$0.000212036	99%	1%	0%	100%
Investor A	$0.000262672	$0.000002176	—	$0.000264848	99%	1%	0%	100%
Investor B	$0.000214976	$0.000002176	—	$0.000217152	99%	1%	0%	100%
Investor C	$0.000335313	$0.000002176	—	$0.000337489	99%	1%	0%	100%

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
U.S. Treasury	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Institutional	$0.000000183	$0.000003548	—	$0.000003731	5%	95%	0%	100%
Service	$0.000000183	$0.000003548	—	$0.000003731	5%	95%	0%	100%
Investor A	$0.000000183	$0.000003548	—	$0.000003731	5%	95%	0%	100%

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Pennsylvania Municipal	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Institutional	$0.000537843	$0.000004908	—	$0.000542751	99%	1%	0%	100%
Service	$0.000016163	$0.000004908	—	$0.000021071	77%	23%	0%	100%
Investor A	$0.000091808	$0.000004908	—	$0.000096716	95%	5%	0%	100%

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	69

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology Opportunities Portfolio
BlackRock Capital Appreciation Portfolio	BlackRock International Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Diversification Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Fund II
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Value Equity Portfolio
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Global Growth Fund
Fixed Income Funds

BlackRock Bond Portfolio	BlackRock Income Builder Portfolio	BlackRock Short-Term Bond Fund
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government Bond Portfolio	BlackRock Total Return Fund
BlackRock Government Income Portfolio	BlackRock International Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock Long Duration Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Income Portfolio	BlackRock Managed Income Portfolio
Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund
Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

70	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Portfolios unless accompanied or preceded by the Portfolios’ current prospectus. An investment in a Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Portfolio. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. The Portfolios’ current 7-day yield more closely reflects the current earnings of a Portfolio than the total returns quoted. Statements and other information herein are as dated and are subject to change.

MM-9/09-SAR

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–

Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1)	–	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2)	–	Certifications – Attached hereto

12(a)(3)	–	Not Applicable

12(b)	–	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Funds

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: November 20, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: November 20, 2009